UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File number: 811-06563

Calvert World Values Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

1825 Connecticut Avenue NW, Suite 400, Washington, DC 20009

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Service)

(202) 238-2200

(Registrant’s telephone number)

September 30

Date of Fiscal Year End

March 31, 2020

Date of Reporting Period

Item 1.	Report to Stockholders.

Calvert
Mid-Cap Fund
Semiannual Report
March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
E-Delivery Sign-Up - Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2020
Calvert
Mid-Cap Fund

Calvert
Mid-Cap Fund
March 31, 2020
Performance

Portfolio Manager Charles B. Gaffney of Calvert Research and Management
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	10/31/1994	10/31/1994	(18.95)%	(12.98)%	0.14%	7.87%
Class A with 4.75% Maximum Sales Charge	—	—	(22.80)	(17.11)	(0.83)	7.35
Class C at NAV	10/31/1994	10/31/1994	(19.31)	(13.66)	(0.63)	7.04
Class C with 1% Maximum Sales Charge	—	—	(20.06)	(14.46)	(0.63)	7.04
Class I at NAV	06/03/2003	10/31/1994	(18.85)	(12.76)	0.52	8.44
··
Russell Midcap® Index	—	—	(21.92)%	(18.31)%	1.85%	8.76%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I
Gross	1.30%	2.05%	1.05%
Net	1.18	1.93	0.93
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Mid-Cap Fund
March 31, 2020
Fund Profile

Sector Allocation (% of net assets)*

* Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Centene Corp.	2.6%
Xcel Energy, Inc.	2.6
Dollar General Corp.	2.3
CMS Energy Corp.	2.3
Electronic Arts, Inc.	2.2
Sempra Energy	2.2
Black Knight, Inc.	2.2
Extra Space Storage, Inc.	2.2
Agilent Technologies, Inc.	1.9
Cognizant Technology Solutions Corp., Class A	1.9
Total	22.4%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Mid-Cap Fund
March 31, 2020
Endnotes and Additional Disclosures

[1]	Russell Midcap® Index is an unmanaged index of U.S. mid-cap stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Calvert
Mid-Cap Fund
March 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 810.50	$5.34 **	1.18%
Class C	$1,000.00	$ 806.90	$8.72 **	1.93%
Class I	$1,000.00	$ 811.50	$4.21 **	0.93%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.10	$5.96 **	1.18%
Class C	$1,000.00	$1,015.35	$9.72 **	1.93%
Class I	$1,000.00	$1,020.35	$4.70 **	0.93%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Mid-Cap Fund
March 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Aerospace & Defense — 1.2%
Hexcel Corp.	57,714	$ 2,146,384
		$ 2,146,384
Auto Components — 0.7%
Aptiv PLC	23,676	$ 1,165,806
		$ 1,165,806
Banks — 1.1%
First Republic Bank	14,360	$ 1,181,541
Zions Bancorp NA	26,363	705,474
		$ 1,887,015
Beverages — 1.5%
Coca-Cola European Partners PLC	71,729	$ 2,691,989
		$ 2,691,989
Biotechnology — 1.5%
Emergent BioSolutions, Inc.(1)	45,695	$ 2,643,913
		$ 2,643,913
Building Products — 2.0%
Fortune Brands Home & Security, Inc.	44,458	$ 1,922,809
Trex Co., Inc.(1)(2)	21,158	1,695,602
		$ 3,618,411
Capital Markets — 3.7%
Cboe Global Markets, Inc.	25,049	$ 2,235,623
Northern Trust Corp.	29,369	2,216,185
Tradeweb Markets, Inc., Class A	49,505	2,081,190
		$ 6,532,998
Commercial Services & Supplies — 2.2%
Republic Services, Inc.	27,676	$ 2,077,361
Tetra Tech, Inc.	25,989	1,835,343
		$ 3,912,704
Communications Equipment — 1.6%
Motorola Solutions, Inc.	21,765	$ 2,893,004
		$ 2,893,004
Consumer Finance — 0.3%
Discover Financial Services	15,939	$ 568,544
		$ 568,544
Security	Shares	Value
Containers & Packaging — 4.4%
AptarGroup, Inc.	24,817	$ 2,470,284
Ball Corp.	48,824	3,156,960
Packaging Corp. of America	25,534	2,217,117
		$ 7,844,361
Diversified Consumer Services — 2.4%
Service Corp. International	46,591	$ 1,822,174
ServiceMaster Global Holdings, Inc.(1)	93,291	2,518,857
		$ 4,341,031
Electric Utilities — 2.6%
Xcel Energy, Inc.	77,818	$ 4,692,425
		$ 4,692,425
Electrical Equipment — 1.7%
AMETEK, Inc.	42,453	$ 3,057,465
		$ 3,057,465
Electronic Equipment, Instruments & Components — 2.2%
CDW Corp.	22,429	$ 2,091,953
Zebra Technologies Corp., Class A(1)	10,514	1,930,370
		$ 4,022,323
Entertainment — 2.2%
Electronic Arts, Inc.(1)	39,579	$ 3,964,628
		$ 3,964,628
Equity Real Estate Investment Trusts (REITs) — 8.3%
AvalonBay Communities, Inc.	21,488	$ 3,162,389
Extra Space Storage, Inc.	40,709	3,898,294
Lamar Advertising Co., Class A	39,933	2,047,764
Mid-America Apartment Communities, Inc.	31,502	3,245,651
National Retail Properties, Inc.	79,924	2,572,754
		$ 14,926,852
Food & Staples Retailing — 0.7%
Performance Food Group Co.(1)	48,762	$ 1,205,397
		$ 1,205,397
Food Products — 2.0%
Lamb Weston Holdings, Inc.	27,560	$ 1,573,676
Nomad Foods, Ltd.(1)	111,421	2,067,974
		$ 3,641,650
Health Care Equipment & Supplies — 3.3%
Cooper Cos., Inc. (The)	7,379	$ 2,034,169

6
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Haemonetics Corp.(1)	11,312	$ 1,127,354
Teleflex, Inc.	9,168	2,684,940
		$ 5,846,463
Health Care Providers & Services — 5.8%
Amedisys, Inc.(1)	8,945	$ 1,641,765
Centene Corp.(1)	79,453	4,720,303
Chemed Corp.	5,365	2,324,118
LHC Group, Inc.(1)	12,063	1,691,233
		$ 10,377,419
Independent Power and Renewable Electricity Producers — 0.8%
NextEra Energy Partners, L.P.	35,267	$ 1,516,481
		$ 1,516,481
Insurance — 7.0%
Alleghany Corp.	3,329	$ 1,838,773
Allstate Corp. (The)	23,210	2,129,054
American Financial Group, Inc.	25,312	1,773,865
Assurant, Inc.	29,498	3,070,447
First American Financial Corp.	36,971	1,567,940
RLI Corp.	24,382	2,143,909
		$ 12,523,988
Interactive Media & Services — 0.8%
IAC/InterActiveCorp. (1)	7,590	$ 1,360,356
		$ 1,360,356
IT Services — 8.9%
Amdocs, Ltd.	43,015	$ 2,364,535
Black Knight, Inc.(1)	67,350	3,910,341
Broadridge Financial Solutions, Inc.	30,922	2,932,333
Cognizant Technology Solutions Corp., Class A	71,487	3,322,001
CSG Systems International, Inc.	53,638	2,244,750
WEX, Inc.(1)	10,480	1,095,684
		$ 15,869,644
Life Sciences Tools & Services — 1.9%
Agilent Technologies, Inc.	47,366	$ 3,392,353
		$ 3,392,353
Machinery — 3.8%
Fortive Corp.	40,439	$ 2,231,829
Stanley Black & Decker, Inc.	26,101	2,610,100
Xylem, Inc.	31,402	2,045,212
		$ 6,887,141
Security	Shares	Value
Metals & Mining — 0.6%
Steel Dynamics, Inc.	50,662	$ 1,141,921
		$ 1,141,921
Multiline Retail — 2.3%
Dollar General Corp.	27,436	$ 4,143,110
		$ 4,143,110
Multi-Utilities — 4.5%
CMS Energy Corp.	69,733	$ 4,096,814
Sempra Energy	34,864	3,939,283
		$ 8,036,097
Pharmaceuticals — 1.1%
Jazz Pharmaceuticals PLC(1)	19,045	$ 1,899,548
		$ 1,899,548
Professional Services — 2.7%
IHS Markit, Ltd.	50,236	$ 3,014,160
Verisk Analytics, Inc.	13,581	1,892,920
		$ 4,907,080
Semiconductors & Semiconductor Equipment — 3.4%
Analog Devices, Inc.	22,834	$ 2,047,068
NXP Semiconductors NV	20,678	1,714,826
Skyworks Solutions, Inc.	26,597	2,377,240
		$ 6,139,134
Software — 5.1%
ACI Worldwide, Inc.(1)	70,740	$ 1,708,371
ANSYS, Inc.(1)	10,457	2,430,939
Bill.com Holdings, Inc.(1)	22,031	753,460
CDK Global, Inc.	60,269	1,979,837
Everbridge, Inc.(1)(2)	9,634	1,024,672
RealPage, Inc.(1)	21,577	1,142,070
		$ 9,039,349
Specialty Retail — 3.4%
Best Buy Co., Inc.	38,640	$ 2,202,480
National Vision Holdings, Inc.(1)	105,513	2,049,063
Ross Stores, Inc.	20,924	1,819,760
		$ 6,071,303
Total Common Stocks (identified cost $188,133,108)		$ 174,908,287

7
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

High Social Impact Investments — 0.7%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(3)(4)	$ 697	$ 671,675
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20(4)(5)	309	302,820
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20(4)(5)	398	386,956
Total High Social Impact Investments (identified cost $1,403,903)		$ 1,361,451
Total Investments — 98.4% (identified cost $189,537,011)		$ 176,269,738
Other Assets, Less Liabilities — 1.6%		$ 2,781,272
Net Assets — 100.0%		$ 179,051,010

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $1,970,571.
(3)	Affiliated company (see Note 7).
(4)	Restricted security. Total market value of restricted securities amounts to $1,361,451, which represents 0.7% of the net assets of the Fund as of March 31, 2020.
(5)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2020.

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$696,903
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20	11/13/15	309,000
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20	11/13/15	398,000
8
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited)

March 31, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $188,840,108) - including $1,970,571 of securities on loan	$ 175,598,063
Investments in securities of affiliated issuers, at value (identified cost $696,903)	671,675
Cash	2,833,581
Receivable for capital shares sold	508,269
Dividends and interest receivable	262,316
Interest receivable - affiliated	3,049
Securities lending income receivable	99
Receivable from affiliate	26,635
Directors' deferred compensation plan	150,367
Total assets	$180,054,054
Liabilities
Payable for investments purchased	$ 220,418
Payable for capital shares redeemed	334,799
Payable to affiliates:
Investment advisory fee	102,786
Administrative fee	18,976
Distribution and service fees	34,558
Sub-transfer agency fee	5,440
Directors' deferred compensation plan	150,367
Accrued expenses	135,700
Total liabilities	$ 1,003,044
Net Assets	$179,051,010
Sources of Net Assets
Paid-in capital	$ 189,567,414
Accumulated loss	(10,516,404)
Total	$179,051,010
Class A Shares
Net Assets	$ 121,294,455
Shares Outstanding	4,548,742
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 26.67
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 28.00
Class C Shares
Net Assets	$ 7,711,174
Shares Outstanding	432,163
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 17.84
9
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2020
Class I Shares
Net Assets	$50,045,381
Shares Outstanding	1,565,126
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 31.98

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2020
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2020
Investment Income
Dividend income (net of foreign taxes withheld of $5,547)	$ 1,507,177
Interest income	8,879
Interest income - affiliated issuers	10,689
Securities lending income, net	1,728
Total investment income	$ 1,528,473
Expenses
Investment advisory fee	$ 715,398
Administrative fee	132,074
Distribution and service fees:
Class A	194,773
Class C	66,240
Directors' fees and expenses	5,981
Custodian fees	284
Transfer agency fees and expenses	156,455
Accounting fees	23,098
Professional fees	20,663
Registration fees	40,808
Reports to shareholders	17,020
Miscellaneous	16,931
Total expenses	$ 1,389,725
Waiver and/or reimbursement of expenses by affiliate	$ (101,385)
Reimbursement of expenses - other	(3,135)
Net expenses	$ 1,285,205
Net investment income	$ 243,268
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities - unaffiliated issuers	$ 4,522,564
Foreign currency transactions	(565)
Net realized gain	$ 4,521,999
Change in unrealized appreciation (depreciation):
Investment securities - unaffiliated issuers	$ (45,456,437)
Investment securities - affiliated issuers	(11,371)
Foreign currency	4
Net change in unrealized appreciation (depreciation)	$(45,467,804)
Net realized and unrealized loss	$(40,945,805)
Net decrease in net assets from operations	$(40,702,537)
11
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2020
Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 243,268	$ 707,838
Net realized gain	4,521,999	12,080,437
Net change in unrealized appreciation (depreciation)	(45,467,804)	(1,504,174)
Net increase (decrease) in net assets from operations	$ (40,702,537)	$ 11,284,101
Distributions to shareholders:
Class A	$ (8,276,383)	$ (9,307,133)
Class C	(1,104,384)	(1,293,432)
Class I	(2,242,939)	(4,175,285)
Total distributions to shareholders	$ (11,623,706)	$ (14,775,850)
Capital share transactions:
Class A	$ 153,166	$ 882,077
Class C	(4,151,519)	(2,030,602)
Class I	16,302,195	(43,573,385)
Net increase (decrease) in net assets from capital share transactions	$ 12,303,842	$ (44,721,910)
Net decrease in net assets	$ (40,022,401)	$ (48,213,659)
Net Assets
At beginning of period	$ 219,073,411	$ 267,287,070
At end of period	$179,051,010	$219,073,411
12
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2020
Financial Highlights

	Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 34.69	$ 34.84	$ 33.40	$ 29.68	$ 33.41	$ 36.99
Income (Loss) From Operations
Net investment income (loss)(1)	$ 0.04	$ 0.09	$ 0.07	$ 0.20	$ 0.02(2)	$ (0.16)
Net realized and unrealized gain (loss)	(6.21)	1.85	4.59	3.68	(0.67)	1.91
Total income (loss) from operations	$ (6.17)	$ 1.94	$ 4.66	$ 3.88	$ (0.65)	$ 1.75
Less Distributions
From net investment income	$ (0.03)	$ (0.08)	$ (0.04)	$ (0.15)	$ —	$ —
From net realized gain	(1.82)	(2.01)	(3.18)	(0.01)	(3.08)	(5.33)
Total distributions	$ (1.85)	$ (2.09)	$ (3.22)	$ (0.16)	$ (3.08)	$ (5.33)
Net asset value — End of period	$ 26.67	$ 34.69	$ 34.84	$ 33.40	$ 29.68	$ 33.41
Total Return(3)	(18.95)% (4)	6.56%	15.04%	13.11%	(2.08)%	4.90%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$121,294	$158,005	$157,046	$159,951	$192,402	$223,328
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.28% (6)	1.30%	1.28%	1.34%	1.37%	1.41%
Net expenses	1.18% (6)	1.19%	1.21%	1.21%	1.31%	1.41%
Net investment income (loss)	0.21% (6)	0.27%	0.22%	0.64%	0.07% (2)	(0.43)%
Portfolio Turnover	41% (4)	83%	62%	162%	199%	74%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
13
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2020
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 23.83	$ 24.65	$ 24.55	$ 21.87	$ 25.62	$ 29.76
Income (Loss) From Operations
Net investment loss(1)	$ (0.07)	$ (0.11)	$ (0.12)	$ (0.03)	$ (0.16)(2)	$ (0.34)
Net realized and unrealized gain (loss)	(4.14)	1.23	3.27	2.72	(0.51)	1.53
Total income (loss) from operations	$ (4.21)	$ 1.12	$ 3.15	$ 2.69	$ (0.67)	$ 1.19
Less Distributions
From net realized gain	$ (1.78)	$ (1.94)	$ (3.05)	$ (0.01)	$ (3.08)	$ (5.33)
Total distributions	$ (1.78)	$ (1.94)	$ (3.05)	$ (0.01)	$ (3.08)	$ (5.33)
Net asset value — End of period	$ 17.84	$ 23.83	$ 24.65	$ 24.55	$ 21.87	$ 25.62
Total Return(3)	(19.31)% (4)	5.77%	14.20%	12.29%	(2.87)%	4.09%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 7,711	$14,535	$17,043	$18,146	$22,885	$29,837
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.03% (6)	2.05%	2.03%	2.18%	2.16%	2.21%
Net expenses	1.93% (6)	1.94%	1.96%	1.96%	2.09%	2.21%
Net investment loss	(0.58)% (6)	(0.49)%	(0.53)%	(0.12)%	(0.72)% (2)	(1.23)%
Portfolio Turnover	41% (4)	83%	62%	162%	199%	74%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
14
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2020
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 41.25	$ 40.97	$ 38.70	$ 34.38	$ 38.05	$ 41.19
Income (Loss) From Operations
Net investment income(1)	$ 0.09	$ 0.21	$ 0.23	$ 0.41	$ 0.19(2)	$ 0.06
Net realized and unrealized gain (loss)	(7.45)	2.24	5.37	4.22	(0.78)	2.13
Total income (loss) from operations	$ (7.36)	$ 2.45	$ 5.60	$ 4.63	$ (0.59)	$ 2.19
Less Distributions
From net investment income	$ (0.09)	$ (0.16)	$ (0.15)	$ (0.30)	$ —	$ —
From net realized gain	(1.82)	(2.01)	(3.18)	(0.01)	(3.08)	(5.33)
Total distributions	$ (1.91)	$ (2.17)	$ (3.33)	$ (0.31)	$ (3.08)	$ (5.33)
Net asset value — End of period	$ 31.98	$ 41.25	$ 40.97	$ 38.70	$ 34.38	$ 38.05
Total Return(3)	(18.85)% (4)	6.85%	15.48%	13.53%	(1.64)%	5.53%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$50,045	$46,533	$93,198	$68,748	$166,759	$236,228
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.03% (6)	1.05%	1.03%	0.88%	0.86%	0.83%
Net expenses	0.93% (6)	0.91%	0.86%	0.86%	0.84%	0.83%
Net investment income	0.46% (6)	0.54%	0.59%	1.14%	0.55% (2)	0.14%
Portfolio Turnover	41% (4)	83%	62%	162%	199%	74%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.001 per share and 0% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
15
See Notes to Financial Statements.

Calvert
Mid-Cap Fund
March 31, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Mid-Cap Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide long-term capital appreciation by investing primarily in mid-cap stocks.
The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund’s prospectus. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
16

Calvert
Mid-Cap Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$ 174,908,287(1)	$ —	$ —	$ 174,908,287
High Social Impact Investments	—	1,361,451	—	1,361,451
Total Investments	$174,908,287	$1,361,451	$ —	$176,269,738

(1)	The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
17

Calvert
Mid-Cap Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.65% of the Fund's average daily net assets. For the six months ended March 31, 2020, the investment advisory fee amounted to $715,398.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.18%, 1.93% and 0.93% for Class A, Class C and Class I, respectively, of such class' average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2021. For the six months ended March 31, 2020, CRM waived or reimbursed expenses of $101,385.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C and Class I and is payable monthly. For the six months ended March 31, 2020, CRM was paid administrative fees of $132,074.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2020 amounted to $194,773 and $66,240 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $10,717 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2020. The Fund was also informed that EVD received $10,856 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $35,505 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and three (four prior to December 31, 2019) additional members. Each member (other than CRM’s Chief Executive Officer) received annual compensation of $75,000, which was being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2020, the Fund’s allocated portion of such expense and reimbursement was $3,135, which are included in miscellaneous expense and reimbursement of expenses - other, respectively, on the Statement of Operations. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the advisory council. Such compensation, and any other compensation and/or expenses incurred by the advisory council as may be approved by the Board, shall be borne by the Calvert funds.
3  Investment Activity
During the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $87,241,064 and $87,783,344, respectively.
18

Calvert
Mid-Cap Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$190,361,991
Gross unrealized appreciation	$ 8,698,842
Gross unrealized depreciation	(22,791,095)
Net unrealized depreciation	$ (14,092,253)
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2020, the total value of securities on loan was $1,970,571 and the total value of collateral received was $2,137,977, comprised of U.S. government and/or agencies securities.
6  Line of Credit
Effective October 29, 2019, the Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
Prior to October 29, 2019, the Fund participated with other funds managed by CRM in a $100 million committed unsecured line of credit agreement with SSBT, which was terminated by the Calvert funds. Borrowings bore interest at the higher of the one-month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds rate, plus 1.00% per annum. A commitment fee of 0.20% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds.
The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2020. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2020.
7  Affiliated Companies
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board, along with one member of the Advisory Council to the Fund Board and a second officer of CRM. In addition, another director/trustee on the Fund Board and a member of the Advisory Council each serve as a director emeritus on the CIC Board.
19

Calvert
Mid-Cap Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

At March 31, 2020, the value of the Fund’s investment in the Notes was $671,675, which represents 0.4% of the Fund’s net assets. Transactions in the Notes by the Fund for the six months ended March 31, 2020 were as follows:
Name of issuer	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest income	Capital gain distributions received	Principal amount, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$2,605,631	$ —	$(2,619,488)	$ —	$ 13,857	$ —	$ 7,640	$ —	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	696,903	—	—	(25,228)	671,675	3,049	—	696,903
Totals				$ —	$(11,371)	$671,675	$10,689	$ —

(1)	Restricted security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	167,622	$ 5,622,609	336,722	$ 10,998,087
Reinvestment of distributions	233,552	7,959,447	299,488	8,942,725
Shares redeemed	(414,513)	(13,680,822)	(742,143)	(23,719,620)
Converted from Class C	7,867	251,932	152,429	4,660,885
Net increase (decrease)	(5,472)	$ 153,166	46,496	$ 882,077
Class C
Shares sold	60,854	$ 1,406,221	220,887	$ 4,577,767
Reinvestment of distributions	30,825	704,666	59,723	1,232,088
Shares redeemed	(257,889)	(6,010,474)	(141,161)	(3,179,572)
Converted to Class A	(11,662)	(251,932)	(220,894)	(4,660,885)
Net decrease	(177,872)	$ (4,151,519)	(81,445)	$ (2,030,602)
Class I
Shares sold	673,112	$ 25,086,790	1,227,687	$ 47,437,976
Reinvestment of distributions	51,752	2,113,537	96,198	3,408,286
Shares redeemed	(287,767)	(10,898,132)	(2,470,818)	(94,419,647)
Net increase (decrease)	437,097	$ 16,302,195	(1,146,933)	$(43,573,385)
20

Calvert
Mid-Cap Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund’s investments.
21

Calvert
Mid-Cap Fund
March 31, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
22

Calvert
Mid-Cap Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Mid-Cap Fund (the “Fund”), including the fee payable under the agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser under the investment advisory agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser under the investment advisory agreement.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of its peer universe for the one-, three- and five-year periods ended September 30, 2019. It also indicated that the Fund had outperformed its benchmark index for the one- and three-year periods ended September 30, 2019, while it had underperformed its benchmark index for the five-year period ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser was waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management fees were reasonable in view of the nature, extent and quality of services provided by the Adviser.
23

Calvert
Mid-Cap Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Based upon its review, the Board concluded that the Adviser’s and its affiliates’ level of profitability from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
24

Calvert
Mid-Cap Fund
March 31, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
25

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
26

This Page Intentionally Left Blank

This Page Intentionally Left Blank

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24210     3.31.20

Calvert
Emerging Markets Equity Fund
Semiannual Report
March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
E-Delivery Sign-Up - Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2020
Calvert
Emerging Markets Equity Fund

Calvert
Emerging Markets Equity Fund
March 31, 2020
Performance

Portfolio Managers Gary Greenberg, CFA, Co-Portfolio Manager, Elena Tedesco, CFA, Co-Portfolio Manager and Kunjal Gala, Co-Portfolio Manager, each of Hermes Investment Management Limited
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/29/2012	10/29/2012	(15.17)%	(15.96)%	1.50%	3.43%
Class A with 4.75% Maximum Sales Charge	—	—	(19.20)	(19.96)	0.51	2.75
Class C at NAV	10/29/2012	10/29/2012	(15.56)	(16.57)	0.72	2.57
Class C with 1% Maximum Sales Charge	—	—	(16.40)	(17.41)	0.72	2.57
Class I at NAV	10/29/2012	10/29/2012	(15.11)	(15.73)	1.81	3.77
Class R6 at NAV	02/01/2018	10/29/2012	(15.07)	(15.69)	1.81	3.77
··
MSCI Emerging Markets Index	—	—	(14.55)%	(17.69)%	(0.37)%	0.28%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.37%	2.12%	1.12%	1.05%
Net	1.24	1.99	0.99	0.92
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Emerging Markets Equity Fund
March 31, 2020
Fund Profile

Sector Allocation (% of net assets)*

*Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Alibaba Group Holding, Ltd. ADR	9.3%
Samsung Electronics Co., Ltd.	7.6
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5.8
Prosus NV	5.0
Tencent Holdings, Ltd.	5.0
NARI Technology Co., Ltd., Class A	3.8
AIA Group, Ltd.	3.0
Delta Electronics, Inc.	3.0
Techtronic Industries Co., Ltd.	2.9
Yandex NV, Class A	2.5
Total	47.9%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Emerging Markets Equity Fund
March 31, 2020
Endnotes and Additional Disclosures

[1]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Performance presented in the Financial Highlights included in the financial statements is not linked.Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Calvert
Emerging Markets Equity Fund
March 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 848.30	$ 5.73**	1.24%
Class C	$1,000.00	$ 844.40	$ 9.18**	1.99%
Class I	$1,000.00	$ 848.90	$ 4.58**	0.99%
Class R6	$1,000.00	$ 849.30	$ 4.25**	0.92%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.80	$ 6.26**	1.24%
Class C	$1,000.00	$1,015.05	$10.02 **	1.99%
Class I	$1,000.00	$1,020.05	$ 5.00**	0.99%
Class R6	$1,000.00	$1,020.40	$ 4.65**	0.92%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Emerging Markets Equity Fund
March 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Brazil — 4.9%
BB Seguridade Participacoes SA	5,594,967	$ 26,757,555
Duratex SA	7,531,441	13,552,274
Hapvida Participacoes e Investimentos SA(1)	2,523,231	20,589,480
Itau Unibanco Holding SA, PFC Shares	5,565,971	24,733,602
Notre Dame Intermedica Participacoes SA	2,056,276	17,792,223
		$ 103,425,134
China — 30.1%
Aier Eye Hospital Group Co., Ltd., Class A	5,224,259	$ 28,667,572
Alibaba Group Holding, Ltd. ADR(2)	1,011,274	196,672,568
Autohome, Inc. ADR(2)(3)	375,061	26,636,832
Baozun, Inc. ADR(2)(3)	1,509,209	42,167,299
China Communications Services Corp., Ltd., Class H	56,120,000	40,353,253
China Mengniu Dairy Co., Ltd.(2)	14,186,310	48,924,569
Gree Electric Appliances, Inc. of Zhuhai, Class A	3,979,786	28,984,725
NARI Technology Co., Ltd., Class A	29,235,024	80,247,443
Shenzhen International Holdings, Ltd.	21,211,373	38,469,019
Tencent Holdings, Ltd.	2,160,596	106,793,062
		$ 637,916,342
Egypt — 1.4%
Commercial International Bank Egypt SAE	7,806,374	$ 28,817,712
		$ 28,817,712
Hong Kong — 6.9%
AIA Group, Ltd.	7,184,034	$ 64,330,392
Samsonite International SA(1)	21,423,226	20,059,202
Techtronic Industries Co., Ltd.	9,710,290	61,659,403
		$ 146,048,997
Hungary — 1.6%
Richter Gedeon Nyrt	1,850,443	$ 34,897,593
		$ 34,897,593
India — 9.4%
Bharat Forge, Ltd.	4,514,504	$ 13,965,663
Container Corp. of India, Ltd.	3,400,134	14,796,409
HCL Technologies, Ltd.	3,849,553	22,032,570
HDFC Bank, Ltd. ADR	1,006,618	38,714,528
Hero MotoCorp, Ltd.	1,064,796	22,226,138
ICICI Bank, Ltd.	5,701,779	24,554,438
Motherson Sumi Systems, Ltd.	16,901,669	13,506,400
Power Grid Corp. of India, Ltd.	3,961,772	8,306,583
SBI Life Insurance Co., Ltd.(1)	2,267,103	19,543,336
Security	Shares	Value
India (continued)
Tech Mahindra, Ltd.	2,930,258	$ 21,692,254
		$ 199,338,319
Indonesia — 2.1%
Bank Rakyat Indonesia Persero Tbk PT	239,723,796	$ 43,966,567
		$ 43,966,567
Mexico — 1.2%
Wal-Mart de Mexico SAB de CV	10,677,884	$ 25,157,000
		$ 25,157,000
Peru — 1.6%
Credicorp, Ltd.	234,761	$ 33,587,256
		$ 33,587,256
Russia — 3.6%
Mail.ru Group, Ltd. GDR(2)	1,470,759	$ 23,639,992
Yandex NV, Class A(2)	1,571,595	53,512,810
		$ 77,152,802
South Africa — 6.5%
Prosus NV(2)	1,539,053	$ 106,900,131
Shoprite Holdings, Ltd.	4,297,707	30,158,799
		$ 137,058,930
South Korea — 13.3%
KB Financial Group, Inc.	1,499,412	$ 42,169,486
LG Household & Health Care, Ltd.	28,615	26,210,987
NCSoft Corp.	99,802	53,264,759
Samsung Electronics Co., Ltd.	4,153,138	161,480,182
		$ 283,125,414
Taiwan — 14.0%
Accton Technology Corp.	7,323,000	$ 39,182,348
Advantech Co., Ltd.	3,064,983	25,254,439
Chipbond Technology Corp.	14,961,000	24,227,323
Delta Electronics, Inc.	16,062,000	63,570,413
LandMark Optoelectronics Corp.	2,621,900	22,297,024
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,583,549	123,467,807
		$ 297,999,354
Turkey — 1.1%
BIM Birlesik Magazalar AS	3,209,406	$ 24,369,402
		$ 24,369,402

6
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United Arab Emirates — 0.0%
NMC Health PLC(4)	2,704,917	$ —
		$ —
Total Common Stocks (identified cost $2,408,955,720)		$ 2,072,860,822

High Social Impact Investments — 0.3%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(5)(6)	$ 7,467	$ 7,196,569
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20(6)(7)	43	42,140
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20(6)(7)	56	54,446
Total High Social Impact Investments (identified cost $7,565,870)		$ 7,293,155

Short-Term Investments — 1.9%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(8)	40,714,661	$ 40,714,661
Total Short-Term Investments (identified cost $40,714,661)		$ 40,714,661
Total Investments — 99.9% (identified cost $2,457,236,251)		$ 2,120,868,638
Other Assets, Less Liabilities — 0.1%		$ 1,168,390
Net Assets — 100.0%		$ 2,122,037,028

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $60,192,018, which represents 2.8% of the net assets of the Fund as of March 31, 2020.
(2)	Non-income producing security.
(3)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $42,083,443.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(5)	Affiliated company (see Note 7).
(6)	Restricted security. Total market value of restricted securities amounts to $7,293,155, which represents 0.3% of the net assets of the Fund as of March 31, 2020.
(7)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2020.
(8)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Information Technology	23.7%
Consumer Discretionary	21.0
Financials	16.4
Communication Services	12.4
Industrials	11.1
Consumer Staples	7.3
Health Care	4.8
Materials	0.6
Utilities	0.4
High Social Impact Investments	0.3
Total	98.0%

7
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$7,466,870
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20	11/13/15	43,000
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20	11/13/15	56,000

Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
PFC Shares	– Preference Shares
8
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited)

March 31, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $2,449,769,381) - including $42,083,443 of securities on loan	$ 2,113,672,069
Investments in securities of affiliated issuers, at value (identified cost $7,466,870)	7,196,569
Cash	10,426,164
Cash denominated in foreign currency, at value (cost $6,741,623)	6,745,636
Receivable for investments sold	15,281,733
Receivable for capital shares sold	18,120,533
Dividends and interest receivable	5,912,457
Interest receivable - affiliated	32,668
Securities lending income receivable	70,037
Directors' deferred compensation plan	659,726
Total assets	$2,178,117,592
Liabilities
Payable for investments purchased	$ 4,384,230
Payable for capital shares redeemed	5,999,013
Payable for foreign capital gain taxes	1,174,111
Deposits for securities loaned	40,714,661
Payable to affiliates:
Investment advisory fee	1,456,898
Administrative fee	233,104
Distribution and service fees	52,295
Sub-transfer agency fee	6,265
Directors' deferred compensation plan	659,726
Other	283,980
Accrued expenses	1,116,281
Total liabilities	$ 56,080,564
Net Assets	$2,122,037,028
Sources of Net Assets
Paid-in capital	$ 2,553,438,216
Accumulated loss	(431,401,188)
Total	$2,122,037,028
Class A Shares
Net Assets	$ 140,441,587
Shares Outstanding	10,367,238
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.55
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 14.23
Class C Shares
Net Assets	$ 24,841,382
Shares Outstanding	1,883,355
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 13.19
9
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2020
Class I Shares
Net Assets	$1,739,326,952
Shares Outstanding	127,240,387
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.67
Class R6 Shares
Net Assets	$ 217,427,107
Shares Outstanding	15,940,917
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.64

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2020
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2020
Investment Income
Dividend income (net of foreign taxes withheld of $2,513,946)	$ 19,653,300
Interest income - unaffiliated issuers	637
Interest income - affiliated issuers	38,501
Securities lending income, net	1,064,700
Total investment income	$ 20,757,138
Expenses
Investment advisory fee	$ 9,310,190
Administrative fee	1,489,630
Distribution and service fees:
Class A	179,567
Class C	154,081
Directors' fees and expenses	68,843
Custodian fees	9,301
Transfer agency fees and expenses	898,508
Accounting fees	71,578
Professional fees	87,570
Registration fees	178,022
Reports to shareholders	147,669
Miscellaneous	92,469
Total expenses	$ 12,687,428
Waiver and/or reimbursement of expenses by affiliate	$ (114,348)
Reimbursement of expenses - other	(35,450)
Net expenses	$ 12,537,630
Net investment income	$ 8,219,508
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities - unaffiliated issuers	$ (59,292,498)
Foreign currency transactions	(1,051,380)
Net realized loss	$ (60,343,878)
Change in unrealized appreciation (depreciation):
Investment securities - unaffiliated issuers (including net increase in payable for foreign capital gains taxes of $177,189)	$ (367,513,164)
Investment securities - affiliated issuers	(259,721)
Foreign currency	(567,286)
Net change in unrealized appreciation (depreciation)	$(368,340,171)
Net realized and unrealized loss	$(428,684,049)
Net decrease in net assets from operations	$(420,464,541)
11
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2020
Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 8,219,508	$ 22,716,547
Net realized loss	(60,343,878)	(24,321,645)
Net change in unrealized appreciation (depreciation)	(368,340,171)	84,061,839
Net increase (decrease) in net assets from operations	$ (420,464,541)	$ 82,456,741
Distributions to shareholders:
Class A	$ (673,897)	$ (830,950)
Class C	—	(100,965)
Class I	(14,521,439)	(12,937,246)
Class R6	(1,960,798)	(549,482)
Total distributions to shareholders	$ (17,156,134)	$ (14,418,643)
Capital share transactions:
Class A	$ 33,434,954	$ (24,807,970)
Class C	915,581	3,743,762
Class I	288,411,838	742,127,821
Class R6	39,956,132	205,025,396
Net increase in net assets from capital share transactions	$ 362,718,505	$ 926,089,009
Net increase (decrease) in net assets	$ (74,902,170)	$ 994,127,107
Net Assets
At beginning of period	$ 2,196,939,198	$ 1,202,812,091
At end of period	$2,122,037,028	$2,196,939,198
12
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2020
Financial Highlights

	Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 16.05	$ 15.55	$ 16.33	$ 12.94	$ 10.90	$ 13.15
Income (Loss) From Operations
Net investment income(1)	$ 0.03	$ 0.17	$ 0.19	$ 0.10	$ 0.08(2)	$ 0.11
Net realized and unrealized gain (loss)	(2.45)	0.45	(0.94)	3.36	2.06	(1.92)
Total income (loss) from operations	$ (2.42)	$ 0.62	$ (0.75)	$ 3.46	$ 2.14	$ (1.81)
Less Distributions
From net investment income	$ (0.08)	$ (0.12)	$ (0.03)	$ (0.07)	$ (0.10)	$ (0.03)
From net realized gain	—	—	—	—	—	(0.41)
Total distributions	$ (0.08)	$ (0.12)	$ (0.03)	$ (0.07)	$ (0.10)	$ (0.44)
Net asset value — End of period	$ 13.55	$ 16.05	$ 15.55	$ 16.33	$ 12.94	$ 10.90
Total Return(3)	(15.17)% (4)	4.02%	(4.62)%	26.89%	19.75%	(14.18)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$140,442	$132,066	$155,735	$62,432	$39,343	$23,569
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.25% (6)	1.41%	1.56%	1.80%	1.95%	2.18%
Net expenses	1.24% (6)	1.25%	1.27%	1.27%	1.47%	1.75%
Net investment income	0.40% (6)	1.06%	1.15%	0.73%	0.66% (2)	0.84%
Portfolio Turnover	18% (4)	32%	27%	36%	32%	66%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.003 per share and 0.003% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
13
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2020
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 15.62	$ 15.18	$ 16.04	$ 12.76	$ 10.74	$ 13.05
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.03)	$ 0.05	$ 0.10	$ 0.01	$ —(2)	$ (0.03)
Net realized and unrealized gain (loss)	(2.40)	0.45	(0.96)	3.29	2.03	(1.87)
Total income (loss) from operations	$ (2.43)	$ 0.50	$ (0.86)	$ 3.30	$ 2.03	$ (1.90)
Less Distributions
From net investment income	$ —	$ (0.06)	$ —	$ (0.02)	$ (0.01)	$ —
From net realized gain	—	—	—	—	—	(0.41)
Total distributions	$ —	$ (0.06)	$ —	$ (0.02)	$ (0.01)	$ (0.41)
Net asset value — End of period	$ 13.19	$ 15.62	$ 15.18	$16.04	$12.76	$ 10.74
Total Return(3)	(15.56)% (4)	3.33%	(5.36)%	25.88%	18.94%	(14.98)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$24,841	$28,794	$24,286	$ 4,627	$ 994	$ 566
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.00% (6)	2.16%	2.31%	3.69%	4.44%	5.00%
Net expenses	1.99% (6)	2.00%	2.02%	2.02%	2.21%	2.70%
Net investment income (loss)	(0.34)% (6)	0.35%	0.60%	0.08%	0.02% (2)	(0.23)%
Portfolio Turnover	18% (4)	32%	27%	36%	32%	66%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.003 per share and 0.003% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
14
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2020
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 16.22	$ 15.73	$ 16.48	$ 13.06	$ 10.99	$ 13.26
Income (Loss) From Operations
Net investment income(1)	$ 0.06	$ 0.22	$ 0.29	$ 0.17	$ 0.12(2)	$ 0.14
Net realized and unrealized gain (loss)	(2.49)	0.45	(0.99)	3.35	2.09	(1.93)
Total income (loss) from operations	$ (2.43)	$ 0.67	$ (0.70)	$ 3.52	$ 2.21	$ (1.79)
Less Distributions
From net investment income	$ (0.12)	$ (0.18)	$ (0.05)	$ (0.10)	$ (0.14)	$ (0.07)
From net realized gain	—	—	—	—	—	(0.41)
Total distributions	$ (0.12)	$ (0.18)	$ —	$ (0.10)	$ (0.14)	$ (0.48)
Net asset value — End of period	$ 13.67	$ 16.22	$ 15.73	$ 16.48	$ 13.06	$ 10.99
Total Return(3)	(15.11)% (4)	4.36%	(4.30)%	27.27%	20.31%	(13.92)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,739,327	$1,817,479	$1,012,574	$126,398	$58,259	$39,101
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.00% (6)	1.15%	1.32%	1.32%	1.41%	1.48%
Net expenses	0.99% (6)	0.97%	0.92%	0.92%	1.12%	1.40%
Net investment income	0.69% (6)	1.41%	1.71%	1.20%	1.06% (2)	1.12%
Portfolio Turnover	18% (4)	32%	27%	36%	32%	66%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.003 per share and 0.003% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
15
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2020
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019	Period Ended September 30, 2018(1)

Net asset value — Beginning of period	$ 16.19	$ 15.72	$ 18.65
Income (Loss) From Operations
Net investment income(2)	$ 0.06	$ 0.27	$ 0.26
Net realized and unrealized gain (loss)	(2.47)	0.40	(3.19)
Total income (loss) from operations	$ (2.41)	$ 0.67	$ (2.93)
Less Distributions
From net investment income	$ (0.14)	$ (0.20)	$ —
Total distributions	$ (0.14)	$ (0.20)	$ —
Net asset value — End of period	$ 13.64	$ 16.19	$ 15.72
Total Return(3)	(15.07)% (4)	4.35%	(15.71)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$217,427	$218,601	$10,217
Ratios (as a percentage of average daily net assets):(5)
Total expenses	0.93% (6)	1.06%	1.24% (6)
Net expenses	0.92% (6)	0.92%	0.92% (6)
Net investment income	0.74% (6)	1.67%	2.48% (6)
Portfolio Turnover	18% (4)	32%	27% (7)

(1)	From February 1, 2018 inception.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2018.
16
See Notes to Financial Statements.

Calvert
Emerging Markets Equity Fund
March 31, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Emerging Markets Equity Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation by investing primarily in equity securities of companies located in emerging market countries.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course.
17

Calvert
Emerging Markets Equity Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks
Brazil	$ 103,425,134	$ —	$ —	$ 103,425,134
China	265,476,699	372,439,643	—	637,916,342
Egypt	—	28,817,712	—	28,817,712
Hong Kong	—	146,048,997	—	146,048,997
Hungary	—	34,897,593	—	34,897,593
India	38,714,528	160,623,791	—	199,338,319
Indonesia	—	43,966,567	—	43,966,567
Mexico	25,157,000	—	—	25,157,000
Peru	33,587,256	—	—	33,587,256
Russia	53,512,810	23,639,992	—	77,152,802
South Africa	—	137,058,930	—	137,058,930
South Korea	—	283,125,414	—	283,125,414
Taiwan	123,467,807	174,531,547	—	297,999,354
Turkey	—	24,369,402	—	24,369,402
United Arab Emirates	—	—	—	—
Total Common Stocks	$643,341,234	$1,429,519,588 (2)	$ —	$2,072,860,822
High Social Impact Investments	$ —	$ 7,293,155	$ —	$ 7,293,155
Short-Term Investments	40,714,661	—	—	40,714,661
Total Investments	$684,055,895	$1,436,812,743	$ —	$2,120,868,638

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period were valued at zero and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2020 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund's understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection
18

Calvert
Emerging Markets Equity Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to an investment advisory agreement dated December 31, 2016 and an amended fee schedule to such agreement effective February 1, 2019, CRM receives a fee, payable monthly, at the annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended March 31, 2020, the investment advisory fee amounted to $9,310,190.
Hermes Investment Management Limited (Hermes) provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.24%, 1.99%, 0.99% and 0.92% for Class A, Class C, Class I and Class R6, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2021. For the six months ended March 31, 2020, CRM waived or reimbursed expenses of $114,348.
19

Calvert
Emerging Markets Equity Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2020, CRM was paid administrative fees of $1,489,630.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2020 amounted to $179,567 and $154,081 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $15,739 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2020. The Fund was also informed that EVD received $44 and $1,652 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $51,778 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and three (four prior to December 31, 2019) additional members. Each member (other than CRM’s Chief Executive Officer) received annual compensation of $75,000, which was being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2020, the Fund’s allocated portion of such expense and reimbursement was $35,450, which are included in miscellaneous expense and reimbursement of expenses - other, respectively, on the Statement of Operations. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the advisory council. Such compensation, and any other compensation and/or expenses incurred by the advisory council as may be approved by the Board, shall be borne by the Calvert funds.
3  Investment Activity
During the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $856,810,426 and $425,635,421, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $21,828,022 which would reduce the Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2019, $21,828,022 are short-term.
20

Calvert
Emerging Markets Equity Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$2,475,205,214
Gross unrealized appreciation	$ 93,423,643
Gross unrealized depreciation	(447,760,219)
Net unrealized depreciation	$ (354,336,576)
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2020, the total value of securities on loan was $42,083,443 and the total value of collateral received was $41,053,597, comprised of cash of $40,714,661 and U.S. government and/or agencies securities of $338,936.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2020.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$40,714,661	$ —	$ —	$ —	$40,714,661
The carrying amount of the liability for deposits for securities loaned at March 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2020.
6  Line of Credit
Effective October 29, 2019, the Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
Prior to October 29, 2019, the Fund participated with other funds managed by CRM in a $100 million committed unsecured line of credit agreement with SSBT, which was terminated by the Calvert funds. Borrowings bore interest at the higher of the one-month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds rate, plus 1.00% per annum. A commitment fee of 0.20% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds.
21

Calvert
Emerging Markets Equity Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2020. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2020.
7  Affiliated Companies
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board, along with one member of the Advisory Council to the Fund Board and a second officer of CRM. In addition, another director/trustee on the Fund Board and a member of the Advisory Council each serve as a director emeritus on the CIC Board.
At March 31, 2020, the value of the Fund’s investment in the Notes was $7,196,569, which represents 0.3% of the Fund’s net assets. Transactions in the Notes by the Fund for the six months ended March 31, 2020 were as follows:
Name of issuer	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest income	Capital gain distributions received	Principal amount, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$1,989,420	$ —	$(2,000,000)	$ —	$ 10,580	$ —	$ 5,833	$ —	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	7,466,870	—	—	(270,301)	7,196,569	32,668	—	7,466,870
Totals				$ —	$(259,721)	$7,196,569	$38,501	$ —

(1)	Restricted security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class A
Shares sold	3,525,520	$ 55,743,033	5,131,302	$ 80,055,643
Reinvestment of distributions	36,614	607,428	49,242	739,118
Shares redeemed	(1,422,423)	(22,941,123)	(6,985,125)	(105,845,381)
Converted from Class C	1,524	25,616	15,904	242,650
Net increase (decrease)	2,141,235	$ 33,434,954	(1,788,677)	$ (24,807,970)
22

Calvert
Emerging Markets Equity Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019
	Shares	Amount	Shares	Amount
Class C
Shares sold	261,165	$ 4,299,716	684,007	$ 10,374,888
Reinvestment of distributions	—	—	6,731	98,943
Shares redeemed	(220,138)	(3,358,519)	(429,880)	(6,487,419)
Converted to Class A	(1,568)	(25,616)	(16,277)	(242,650)
Net increase	39,459	$ 915,581	244,581	$ 3,743,762
Class I
Shares sold	42,919,240	$ 710,181,159	91,075,131	$1,420,261,887
Reinvestment of distributions	822,269	13,756,564	817,003	12,369,427
Shares redeemed	(28,552,744)	(435,525,885)	(44,204,094)	(690,503,493)
Net increase	15,188,765	$ 288,411,838	47,688,040	$ 742,127,821
Class R6
Shares sold	4,714,959	$ 78,265,826	16,658,520	$ 266,753,381
Reinvestment of distributions	110,978	1,852,220	36,389	549,482
Shares redeemed	(2,386,059)	(40,161,914)	(3,843,934)	(62,277,467)
Net increase	2,439,878	$ 39,956,132	12,850,975	$ 205,025,396
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalization of emerging market issuers.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
23

Calvert
Emerging Markets Equity Fund
March 31, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
24

Calvert
Emerging Markets Equity Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert Emerging Markets Equity Fund (the “Fund”), and the investment sub-advisory agreement with Hermes Investment Management Limited (the “Sub-Adviser”), including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe and its benchmark index for the one-, three- and five-year periods ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s and Sub-Adviser’s current undertaking to maintain expense limitations for
25

Calvert
Emerging Markets Equity Fund
March 31, 2020
Board of Directors' Contract Approval — continued

the Fund and that the Adviser and Sub-Adviser were waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates provided sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee and the sub-advisory fee was negotiated at arm’s length by the Adviser, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
26

Calvert
Emerging Markets Equity Fund
March 31, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
27

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
28

Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Hermes Investment Management Limited
150 Cheapside
London EC2V 6ET
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24214     3.31.20

Calvert
International Equity Fund
Semiannual Report
March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
E-Delivery Sign-Up - Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
Choose Planet-friendly E-delivery!
Sign up now for on-line statements, prospectuses, and fund reports. In less than five minutes you can help reduce paper mail and lower fund costs.
Just go to www.calvert.com. If you already have an online account with the Calvert funds, click on Login to access your Account and select the documents you would like to receive via e-mail.
If you’re new to online account access, click on Login, then Register to create your user name and password. Once you’re in, click on the E-delivery sign-up on the Account Portfolio page and follow the quick, easy steps.
Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2020
Calvert
International Equity Fund

Calvert
International Equity Fund
March 31, 2020
Performance

Portfolio Managers Christopher M. Dyer, CFA and Ian Kirwan, each of Eaton Vance Advisers International Ltd.
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	07/02/1992	07/02/1992	(9.36)%	(4.20)%	1.03%	2.85%
Class A with 4.75% Maximum Sales Charge	—	—	(13.68)	(8.76)	0.05	2.35
Class C at NAV	03/01/1994	07/02/1992	(9.73)	(4.95)	0.26	2.00
Class C with 1% Maximum Sales Charge	—	—	(10.63)	(5.90)	0.26	2.00
Class I at NAV	02/26/1999	07/02/1992	(9.28)	(3.99)	1.38	3.39
Class R6 at NAV	03/07/2019	07/02/1992	(9.26)	(3.93)	1.40	3.40
··
MSCI EAFE Index	—	—	(16.52)%	(14.38)%	(0.62)%	2.71%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.40%	2.15%	1.14%	1.10%
Net	1.15	1.90	0.90	0.86
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
International Equity Fund
March 31, 2020
Fund Profile

Sector Allocation (% of net assets)

Top 10 Holdings (% of net assets)
Nestle SA	4.9%
AIA Group, Ltd.	3.5
Sanofi	3.0
Novo Nordisk A/S, Class B	3.0
Kao Corp.	3.0
Unilever PLC	2.9
CSL, Ltd.	2.6
DCC PLC	2.6
Lonza Group AG	2.6
Pan Pacific International Holdings Corp.	2.6
Total	30.7%

See Endnotes and Additional Disclosures in this report.
3

Calvert
International Equity Fund
March 31, 2020
Endnotes and Additional Disclosures

[1]	MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Calvert
International Equity Fund
March 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 906.40	$5.43 **	1.14%
Class C	$1,000.00	$ 902.70	$8.99 **	1.89%
Class I	$1,000.00	$ 907.20	$4.24 **	0.89%
Class R6	$1,000.00	$ 907.40	$4.05 **	0.85%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.30	$5.76 **	1.14%
Class C	$1,000.00	$1,015.55	$9.52 **	1.89%
Class I	$1,000.00	$1,020.55	$4.50 **	0.89%
Class R6	$1,000.00	$1,020.75	$4.29 **	0.85%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.
**	Absent a waiver and/or reimbursement of expenses by affiliates, expenses would be higher.
5

Calvert
International Equity Fund
March 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 97.4%

Security	Shares	Value
Australia — 2.6%
CSL, Ltd.	46,070	$ 8,351,181
		$ 8,351,181
Belgium — 1.1%
KBC Groep NV	77,220	$ 3,503,869
		$ 3,503,869
Canada — 1.1%
CAE, Inc.	273,268	$ 3,454,443
		$ 3,454,443
Denmark — 6.5%
Chr. Hansen Holding A/S	72,525	$ 5,351,817
Coloplast A/S, Class B	38,395	5,568,285
Novo Nordisk A/S, Class B	159,330	9,514,557
		$ 20,434,659
France — 8.6%
Dassault Systemes SE	34,040	$ 4,969,534
LVMH Moet Hennessy Louis Vuitton SE	19,852	7,280,742
Sanofi	110,783	9,591,015
Schneider Electric SE	60,993	5,155,302
		$ 26,996,593
Germany — 2.9%
adidas AG	26,347	$ 5,849,752
Infineon Technologies AG	220,034	3,176,355
		$ 9,026,107
Hong Kong — 3.5%
AIA Group, Ltd.	1,214,441	$ 10,874,874
		$ 10,874,874
India — 1.4%
HDFC Bank, Ltd.	379,246	$ 4,302,132
		$ 4,302,132
Ireland — 4.4%
DCC PLC	132,149	$ 8,252,854
Kerry Group PLC, Class A	47,772	5,576,248
		$ 13,829,102
Japan — 16.2%
Kao Corp.	114,441	$ 9,323,306
Security	Shares	Value
Japan (continued)
Keyence Corp.	21,077	$ 6,776,517
ORIX Corp.	466,200	5,562,075
Pan Pacific International Holdings Corp.	429,600	8,135,470
Recruit Holdings Co., Ltd.	185,507	4,791,881
Santen Pharmaceutical Co., Ltd.	386,692	6,636,312
SMC Corp.	13,800	5,785,562
Yamaha Corp.	105,400	4,084,821
		$ 51,095,944
Netherlands — 2.4%
ASML Holding NV	28,915	$ 7,622,415
		$ 7,622,415
New Zealand — 1.3%
Fisher & Paykel Healthcare Corp., Ltd.	233,520	$ 4,245,036
		$ 4,245,036
Singapore — 1.9%
DBS Group Holdings, Ltd.	464,528	$ 6,061,231
		$ 6,061,231
South Africa — 1.7%
Naspers, Ltd., Class N	37,942	$ 5,392,104
		$ 5,392,104
Spain — 7.7%
Amadeus IT Group SA	151,011	$ 7,107,913
Banco Santander SA	1,966,783	4,678,622
Iberdrola SA	651,252	6,369,899
Industria de Diseno Textil SA	233,005	6,038,000
		$ 24,194,434
Sweden — 7.7%
Assa Abloy AB, Class B	292,031	$ 5,451,839
Indutrade AB	220,156	5,956,259
Sandvik AB	423,406	5,955,920
Tele2 AB, Class B	522,329	6,959,008
		$ 24,323,026
Switzerland — 10.9%
Lonza Group AG	20,055	$ 8,249,098
Nestle SA	150,022	15,357,420
Sika AG	28,522	4,683,676
Straumann Holding AG	8,206	5,999,438
		$ 34,289,632

6
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan — 1.6%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	108,783	$ 5,198,739
		$ 5,198,739
United Kingdom — 10.8%
Abcam PLC	377,805	$ 5,329,367
Compass Group PLC	369,600	5,758,406
Halma PLC	172,713	4,056,348
London Stock Exchange Group PLC	63,698	5,698,156
Melrose Industries PLC	3,676,339	4,085,272
Unilever PLC	179,554	9,054,943
		$ 33,982,492
United States — 3.1%
Visa, Inc., Class A	29,927	$ 4,821,838
Xylem, Inc.	75,842	4,939,590
		$ 9,761,428
Total Common Stocks (identified cost $313,717,178)		$ 306,939,441

High Social Impact Investments — 0.4%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)(2)	$ 880	$ 848,483
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20(2)(3)	220	215,600
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20(2)(3)	283	275,147
Total High Social Impact Investments (identified cost $1,383,352)		$ 1,339,230

Preferred Stocks — 0.0%(4)

Security	Shares	Value
Venture Capital — 0.0%(4)
Bioceptive, Inc.:
Series A(2)(5)(6)	582,574	$ —
Series B(2)(5)(6)	40,523	—
FINAE, Series D(2)(5)(6)	2,597,442	100,733
Total Preferred Stocks (identified cost $491,304)		$ 100,733

Venture Capital Debt Obligations — 0.0%

Security	Principal Amount (000's omitted)	Value
Windhorse International-Spring Health Water, Ltd., 1.00%, 4/15/20(2)(7)	$ 70	$ —
Total Venture Capital Debt Obligations (identified cost $70,000)		$ —

Venture Capital Limited Partnership Interests — 0.4%

Security	Value
Africa Renewable Energy Fund L.P.(2)(5)(6)	$ 891,264
Blackstone Clean Technology Partners L.P.(2)(5)(6)	4,165
Emerald Sustainability Fund I L.P.(2)(5)(6)	43,132
gNet Defta Development Holding LLC(1)(2)(5)(6)	195,700
SEAF India International Growth Fund L.P.(2)(5)(6)	550
Total Venture Capital Limited Partnership Interests (identified cost $2,067,964)	$ 1,134,811
Total Investments — 98.2% (identified cost $317,729,798)	$ 309,514,215
Other Assets, Less Liabilities — 1.8%	$ 5,649,500
Net Assets — 100.0%	$ 315,163,715

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Affiliated company (see Note 7).
(2)	Restricted security. Total market value of restricted securities amounts to $2,574,774, which represents 0.8% of the net assets of the Fund as of March 31, 2020.
(3)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2020.
(4)	Amount is less than 0.05%.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(6)	Non-income producing security.
(7)	Security defaulted as to principal and interest in March 2013. It was restructured at a 9% rate maturing on April 15, 2020 with 1% to be paid annually and the remaining interest due at maturity. As of March 31, 2020, security is in default with respect to its annual 1% interest payment.

7
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Economic Sectors	% of Net Assets
Health Care	20.1%
Industrials	17.1
Information Technology	13.9
Consumer Discretionary	13.5
Financials	12.9
Consumer Staples	12.5
Materials	3.2
Communication Services	2.2
Utilities	2.0
High Social Impact Investments	0.4
Venture Capital	0.4
Total	98.2%
Restricted Securities
Description	Acquisition Dates	Cost
Africa Renewable Energy Fund L.P.	4/17/14-5/13/19	$986,557
Bioceptive, Inc., Series A	10/26/12-12/18/13	252,445
Bioceptive, Inc., Series B	1/7/16	16,250
Blackstone Clean Technology Partners L.P.	7/29/10-6/25/15	77,081
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	880,352
Emerald Sustainability Fund I L.P.	7/19/01-5/17/11	393,935
FINAE, Series D	2/28/11-11/16/15	222,609
gNet Defta Development Holding LLC	8/30/05	400,000
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20	11/13/15	220,000
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20	11/13/15	283,000
SEAF India International Growth Fund L.P.	3/22/05-5/24/10	210,391
Windhorse International-Spring Health Water, Ltd., 1.00%, 4/15/20	2/12/14	70,000

Abbreviations:
ADR	– American Depositary Receipt
8
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited)

March 31, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $316,449,446)	$ 308,470,032
Investments in securities of affiliated issuers, at value (identified cost $1,280,352)	1,044,183
Cash	19,054,624
Cash denominated in foreign currency, at value (cost $103,898)	104,081
Receivable for capital shares sold	2,600,068
Dividends and interest receivable	366,050
Interest receivable - affiliated	3,852
Securities lending income receivable	238
Tax reclaims receivable	400,175
Receivable from affiliates	61,215
Directors' deferred compensation plan	109,547
Total assets	$332,214,065
Liabilities
Payable for investments purchased	$ 16,160,065
Payable for capital shares redeemed	387,133
Payable to affiliates:
Investment advisory fee	168,682
Administrative fee	29,866
Distribution and service fees	27,104
Sub-transfer agency fee	5,451
Directors' fees and expenses	425
Directors' deferred compensation plan	109,547
Accrued expenses	162,077
Total liabilities	$ 17,050,350
Commitments and contingent liabilities (Note 10)
Net Assets	$315,163,715
Sources of Net Assets
Paid-in capital	$ 341,108,871
Accumulated loss	(25,945,156)
Total	$315,163,715
Class A Shares
Net Assets	$ 104,408,586
Shares Outstanding	6,408,667
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 16.29
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 17.10
Class C Shares
Net Assets	$ 5,164,017
Shares Outstanding	369,959
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 13.96
9
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2020
Class I Shares
Net Assets	$133,174,686
Shares Outstanding	7,649,970
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 17.41
Class R6 Shares
Net Assets	$ 72,416,426
Shares Outstanding	4,163,212
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 17.39

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
10
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2020
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2020
Investment Income
Dividend income (net of foreign taxes withheld of $163,452)	$ 1,605,538
Non-cash dividend income	104,336
Interest income - unaffiliated issuers	16,877
Interest income - affiliated issuers	17,516
Securities lending income, net	105,363
Total investment income	$ 1,849,630
Expenses
Investment advisory fee	$ 991,871
Administrative fee	175,603
Distribution and service fees:
Class A	150,106
Class C	31,524
Directors' fees and expenses	8,640
Custodian fees	19,816
Transfer agency fees and expenses	177,818
Accounting fees	40,015
Professional fees	31,554
Registration fees	45,154
Reports to shareholders	18,643
Miscellaneous	29,154
Total expenses	$ 1,719,898
Waiver and/or reimbursement of expenses by affiliates	$ (239,449)
Reimbursement of expenses - other	(4,073)
Net expenses	$ 1,476,376
Net investment income	$ 373,254
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities - unaffiliated issuers	$ 1,150,618
Foreign currency transactions	10,518
Net realized gain	$ 1,161,136
Change in unrealized appreciation (depreciation):
Investment securities - unaffiliated issuers	$ (35,097,736)
Investment securities - affiliated issuers	80,220
Foreign currency	(10,033)
Net change in unrealized appreciation (depreciation)	$(35,027,549)
Net realized and unrealized loss	$(33,866,413)
Net decrease in net assets from operations	$(33,493,159)
11
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2020
Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 373,254	$ 2,926,338
Net realized gain	1,161,136	2,969,458
Net change in unrealized appreciation (depreciation)	(35,027,549)	6,697,143
Net increase (decrease) in net assets from operations	$ (33,493,159)	$ 12,592,939
Distributions to shareholders:
Class A	$ (1,227,749)	$ (1,141,071)
Class C	(23,398)	(50,893)
Class I	(1,178,120)	(912,793)
Class R6	(769,016)	—
Total distributions to shareholders	$ (3,198,283)	$ (2,104,757)
Capital share transactions:
Class A	$ 3,763,427	$ (6,044,601)
Class C	(350,094)	(4,981,623)
Class I	64,041,625	13,082,906
Class R6	33,761,540	47,291,005 (1)
Net increase in net assets from capital share transactions	$101,216,498	$ 49,347,687
Net increase in net assets	$ 64,525,056	$ 59,835,869
Net Assets
At beginning of period	$ 250,638,659	$ 190,802,790
At end of period	$315,163,715	$250,638,659

(1)	For the period from the commencement of operations, March 7, 2019, to September 30, 2019.
12
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2020
Financial Highlights

	Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 18.18	$ 17.53	$ 17.10	$ 15.49	$ 15.62	$ 16.51
Income (Loss) From Operations
Net investment income(1)	$ 0.01	$ 0.22	$ 0.19	$ 0.17	$ 0.34(2)	$ 0.18
Net realized and unrealized gain (loss)	(1.71)	0.61	0.50	1.84	(0.33)	(0.97)
Total income (loss) from operations	$ (1.70)	$ 0.83	$ 0.69	$ 2.01	$ 0.01	$ (0.79)
Less Distributions
From net investment income	$ (0.19)	$ (0.18)	$ (0.26)	$ (0.40)	$ (0.14)	$ (0.10)
Total distributions	$ (0.19)	$ (0.18)	$ (0.26)	$ (0.40)	$ (0.14)	$ (0.10)
Net asset value — End of period	$ 16.29	$ 18.18	$ 17.53	$ 17.10	$ 15.49	$ 15.62
Total Return(3)	(9.36)% (4)	4.93%	4.02%	13.43%	0.04%	(4.78)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$104,409	$112,923	$114,915	$126,669	$156,757	$167,225
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.31% (6)	1.46%	1.47%	1.58%	1.62%	1.67%
Net expenses	1.14% (6)	1.27%	1.32%	1.35%	1.38%	1.54%
Net investment income	0.10% (6)	1.26%	1.09%	1.08%	2.20% (2)	1.08%
Portfolio Turnover	35% (4)	51%	48%	138%	94%	97%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.013 per share and 0.08% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
13
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2020
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 15.54	$ 15.00	$ 14.68	$ 13.31	$ 13.47	$ 14.27
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.05)	$ 0.03	$ 0.06	$ 0.05	$ 0.19(2)	$ 0.04
Net realized and unrealized gain (loss)	(1.47)	0.58	0.42	1.59	(0.28)	(0.84)
Total income (loss) from operations	$ (1.52)	$ 0.61	$ 0.48	$ 1.64	$ (0.09)	$ (0.80)
Less Distributions
From net investment income	$ (0.06)	$ (0.07)	$ (0.16)	$ (0.27)	$ (0.07)	$ —
Total distributions	$ (0.06)	$ (0.07)	$ (0.16)	$ (0.27)	$ (0.07)	$ —
Net asset value — End of period	$13.96	$15.54	$ 15.00	$ 14.68	$ 13.31	$ 13.47
Total Return(3)	(9.73)% (4)	4.15%	3.23%	12.60%	(0.68)%	(5.61)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 5,164	$ 6,122	$11,149	$12,013	$13,613	$15,997
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.06% (6)	2.21%	2.22%	2.54%	2.55%	2.58%
Net expenses	1.89% (6)	2.03%	2.07%	2.10%	2.14%	2.37%
Net investment income (loss)	(0.65)% (6)	0.23%	0.39%	0.35%	1.42% (2)	0.31%
Portfolio Turnover	35% (4)	51%	48%	138%	94%	97%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.011 per share and 0.08% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
14
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2020
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 19.43	$ 18.72	$ 18.24	$ 16.53	$ 16.73	$ 17.68
Income (Loss) From Operations
Net investment income(1)	$ 0.04	$ 0.28	$ 0.27	$ 0.21	$ 0.44(2)	$ 0.30
Net realized and unrealized gain (loss)	(1.82)	0.66	0.53	2.01	(0.36)	(1.05)
Total income (loss) from operations	$ (1.78)	$ 0.94	$ 0.80	$ 2.22	$ 0.08	$ (0.75)
Less Distributions
From net investment income	$ (0.24)	$ (0.23)	$ (0.32)	$ (0.51)	$ (0.28)	$ (0.20)
Total distributions	$ (0.24)	$ (0.23)	$ (0.32)	$ (0.51)	$ (0.28)	$ (0.20)
Net asset value — End of period	$ 17.41	$ 19.43	$ 18.72	$ 18.24	$ 16.53	$ 16.73
Total Return(3)	(9.28)% (4)	5.25%	4.37%	13.89%	0.41%	(4.27)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$133,175	$82,261	$64,739	$72,503	$140,129	$147,614
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.06% (6)	1.20%	1.22%	1.06%	1.04%	1.03%
Net expenses	0.89% (6)	0.98%	0.95%	0.96%	0.95%	0.98%
Net investment income	0.41% (6)	1.52%	1.44%	1.28%	2.67% (2)	1.68%
Portfolio Turnover	35% (4)	51%	48%	138%	94%	97%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.014 per share and 0.09% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
15
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2020
Financial Highlights — continued

Class R6
	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019(1)

Net asset value — Beginning of period	$ 19.44	$ 17.79
Income (Loss) From Operations
Net investment income(2)	$ 0.04	$ 0.28
Net realized and unrealized gain (loss)	(1.82)	1.37
Total income (loss) from operations	$ (1.78)	$ 1.65
Less Distributions
From net investment income	$ (0.27)	$ —
Total distributions	$ (0.27)	$ —
Net asset value — End of period	$ 17.39	$ 19.44
Total Return(3)	(9.26)% (4)	9.27% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$72,416	$49,332
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.02% (6)	1.14% (6)
Net expenses	0.85% (6)	0.96% (6)
Net investment income	0.38% (6)	2.62% (6)
Portfolio Turnover	35% (4)	51% (7)

(1)	For the period from the commencement of operations, March 7, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2019.
16
See Notes to Financial Statements.

Calvert
International Equity Fund
March 31, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert International Equity Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a high total return consistent with reasonable risk by investing primarily in a diversified portfolio of stocks. The Fund invests primarily in equity securities of foreign companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Venture Capital Securities. Venture capital securities for which market quotations are not readily available are generally categorized as Level 3 in the hierarchy. Venture capital equity securities are generally valued using the most appropriate and applicable method to measure fair value in light of each company’s situation. Methods may include market, income, options-pricing or cost approaches with discounts as appropriate based on assumptions of liquidation or exit risk. Examples of the market approach are subsequent rounds of financing, comparable transactions, and revenue times an industry multiple. An example of the income approach is the discounted cash flow model. Examples of the cost approach are replacement cost, salvage value, or net asset value. The options-pricing method treats common stock and preferred stock as call options on the enterprise value with strike price based on the
17

Calvert
International Equity Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

preferred stock liquidation preference. Venture capital limited partnership interests are valued at the fair value reported by the general partner of the partnership, adjusted as necessary to reflect subsequent capital calls and distributions and any other available information. In some cases, adjustments may be made to account for daily pricing of material public holdings within the partnership.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3(1)	Total
Common Stocks
Australia	$ —	$ 8,351,181	$ —	$ 8,351,181
Belgium	—	3,503,869	—	3,503,869
Canada	3,454,443	—	—	3,454,443
Denmark	—	20,434,659	—	20,434,659
France	—	26,996,593	—	26,996,593
Germany	—	9,026,107	—	9,026,107
Hong Kong	—	10,874,874	—	10,874,874
India	—	4,302,132	—	4,302,132
Ireland	—	13,829,102	—	13,829,102
Japan	—	51,095,944	—	51,095,944
Netherlands	—	7,622,415	—	7,622,415
New Zealand	—	4,245,036	—	4,245,036
Singapore	—	6,061,231	—	6,061,231
South Africa	—	5,392,104	—	5,392,104
Spain	—	24,194,434	—	24,194,434
Sweden	—	24,323,026	—	24,323,026
Switzerland	—	34,289,632	—	34,289,632
Taiwan	5,198,739	—	—	5,198,739
United Kingdom	—	33,982,492	—	33,982,492
United States	9,761,428	—	—	9,761,428
Total Common Stocks	$18,414,610	$288,524,831 (2)	$ —	$306,939,441
High Social Impact Investments	$ —	$ 1,339,230	$ —	$ 1,339,230
Preferred Stocks - Venture Capital	—	—	100,733	100,733
Venture Capital Debt Obligations	—	—	—	—
18

Calvert
International Equity Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Asset Description	Level 1	Level 2	Level 3(1)	Total
Venture Capital Limited Partnership Interests	$ —	$ —	$ 1,134,811	$ 1,134,811
Total Investments	$18,414,610	$289,864,061	$1,235,544	$309,514,215

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
(2)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended March 31, 2020 is not presented.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. In consideration of recent decisions rendered by European courts, the Fund has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
19

Calvert
International Equity Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

J  Interim Financial Statements— The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to an investment advisory agreement dated December 31, 2016 and an amended fee schedule to such agreement effective October 1, 2019, CRM receives a fee, payable monthly, at the following annual rates of the Fund’s average daily net assets: 0.680% on the first $250 million, 0.665% on the next $250 million and 0.650% on the excess of $500 million. Prior to October 1, 2019, CRM received a fee, payable monthly, at the following annual rates of the Fund’s average daily net assets: 0.750% on the first $250 million, 0.725% on the next $250 million and 0.675% on the excess of $500 million. For the six months ended March 31, 2020, the investment advisory fee amounted to $991,871 or 0.68% (annualized) of the Fund’s average daily net assets.
Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Sub-advisory fees are paid by CRM from its investment advisory fee.
Effective October 1, 2019, CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.14%, 1.89%, 0.89% and 0.85% for Class A, Class C, Class I and Class R6, respectively, of such class’s average daily net assets. The expense reimbursement agreement may be changed or terminated after January 31, 2021. For the six months ended March 31, 2020, CRM and EVAIL waived or reimbursed expenses in total of $239,449.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2020, CRM was paid administrative fees of $175,603.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2020 amounted to $150,106 and $31,524 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $11,075 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2020. The Fund was also informed that EVD received less than $100 of contingent deferred sales charges (CDSC) paid by Class C shareholders and no CDSC paid by Class A shareholders for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $38,793 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and three (four prior to December 31, 2019) additional members. Each member (other than CRM’s Chief Executive Officer) received annual compensation of $75,000, which was being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2020, the Fund’s allocated portion of such expense and reimbursement was $4,073, which are included in miscellaneous expense and reimbursement of expenses - other, respectively, on the Statement of Operations. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for
20

Calvert
International Equity Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

their service on the advisory council. Such compensation, and any other compensation and/or expenses incurred by the advisory council as may be approved by the Board, shall be borne by the Calvert funds.
3  Investment Activity
During the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $194,385,163 and $100,664,950, respectively.
4  Distributions to Shareholders and Income Tax Information
At September 30, 2019, the Fund, for federal income tax purposes, had deferred capital losses of $18,694,281 which would reduce the Fund's taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund's next taxable year, can be carried forward for an unlimited period, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at September 30, 2019, $5,934,395 are short-term and $12,759,886 are long-term.
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$317,936,525
Gross unrealized appreciation	$ 27,818,555
Gross unrealized depreciation	(36,240,865)
Net unrealized depreciation	$ (8,422,310)
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
The Fund did not have any securities on loan at March 31, 2020.
6  Line of Credit
Effective October 29, 2019, the Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
Prior to October 29, 2019, the Fund participated with other funds managed by CRM in a $100 million committed unsecured line of credit agreement with SSBT, which was terminated by the Calvert funds. Borrowings bore interest at the higher of the one-month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds rate, plus 1.00% per annum. A commitment fee of 0.20% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds.
21

Calvert
International Equity Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The Fund had no borrowings outstanding pursuant to its line of credit at March 31, 2020. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2020.
7  Affiliated Companies
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board, along with one member of the Advisory Council to the Fund Board and a second officer of CRM. In addition, another director/trustee on the Fund Board and a member of the Advisory Council each serve as a director emeritus on the CIC Board.
In addition to the Notes, the Fund may also invest in companies that are considered affiliated companies because the Fund has a direct or indirect ownership of, control of, or voting power of 5 percent or more of the outstanding voting shares of the company, or the company is under common ownership or control with the Fund. At March 31, 2020, the value of the Fund's investment in the Notes and affiliated companies was $1,044,183, which represents 0.3% of the Fund's net assets. Transactions in the Notes and affiliated companies by the Fund for the six months ended March 31, 2020 were as follows:
Name of issuer	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest income	Capital gain distributions received	Principal amount, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$4,408,140	$ —	$(4,431,583)	$ —	$ 23,443	$ —	$ 13,664	$ —	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	880,352	—	—	(31,869)	848,483	3,852	—	880,352
Venture Capital Limited Partnership Interests
gNet Defta Development Holding LLC(1)(2)(3)	249,584	—	—	—	(53,884)	195,700	—	—	—
SEAF Central and Eastern European Growth Fund LLC	3,570	—	(146,100)	—	142,530	—	—	—	—
Totals				$ —	$ 80,220	$1,044,183	$17,516	$ —

(1)	Restricted security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 1A).
(3)	Non-income producing security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
22

Calvert
International Equity Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Transactions in capital shares for the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	804,940	$ 15,166,083	463,021	$ 7,932,556
Reinvestment of distributions	58,651	1,173,605	70,194	1,067,653
Shares redeemed	(678,404)	(12,804,819)	(1,095,095)	(18,554,534)
Converted from Class C	12,551	228,558	217,447	3,509,724
Net increase (decrease)	197,738	$ 3,763,427	(344,433)	$ (6,044,601)
Class C
Shares sold	29,413	$ 446,780	45,413	$ 643,966
Reinvestment of distributions	1,299	22,301	3,763	49,178
Shares redeemed	(40,064)	(590,617)	(145,293)	(2,165,043)
Converted to Class A	(14,661)	(228,558)	(253,136)	(3,509,724)
Net decrease	(24,013)	$ (350,094)	(349,253)	$ (4,981,623)
Class I
Shares sold	4,191,994	$ 78,695,534	3,206,610	$ 57,269,370
Reinvestment of distributions	51,969	1,110,065	52,583	852,895
Shares redeemed	(826,877)	(15,763,974)	(2,484,203)	(45,039,359)
Net increase	3,417,086	$ 64,041,625	774,990	$ 13,082,906
Class R6
Shares sold	1,690,742	$ 34,968,030	2,547,114	$ 47,468,909
Reinvestment of distributions	35,319	753,700	—	—
Shares redeemed	(100,680)	(1,960,190)	(9,283)	(177,904)
Net increase	1,625,381	$ 33,761,540	2,537,831	$ 47,291,005

(1)	For Class R6, for the period from the commencement of operations, March 7, 2019, to September 30, 2019.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
23

Calvert
International Equity Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

10  Capital Commitments
In connection with certain venture capital and/or limited partnership investments, the Fund is committed to future capital calls, which will increase the Fund’s investment in these securities. The aggregate amount of the future capital commitments totaled $26,470 at March 31, 2020. The Fund had sufficient cash and/or securities to cover these commitments.
The Fund's unfunded capital commitments by investment at March 31, 2020 were as follows:
Name of Investment	Unfunded Commitment
Africa Renewable Energy Fund L.P.	$ 8,462
Blackstone Clean Technology Partners L.P.	508
SEAF India International Growth Fund L.P.	17,500
Total	$26,470
24

Calvert
International Equity Fund
March 31, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
25

Calvert
International Equity Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert International Equity Fund (the “Fund”), and the investment sub-advisory agreement with Eaton Vance Advisers International Ltd. (the “Sub-Adviser”), an affiliate of CRM, including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had outperformed the median of the Fund’s peer universe for the one- three- and five-year periods ended September 30, 2019, outperformed its benchmark index for the one- and three-year periods ended September 30, 2019 and underperformed its benchmark index for the five-year period ended September 30, 2019. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) and the Fund’s total expenses (net of waivers and/or reimbursements) were each below the respective median of the Fund’s expense group. The Board took into account the Adviser’s and Sub-Adviser’s current undertaking to maintain expense limitations for
26

Calvert
International Equity Fund
March 31, 2020
Board of Directors' Contract Approval — continued

the Fund and that the Adviser and Sub-Adviser were waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates, including the Sub-Adviser, provided sub-advisory, sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates, including the Sub-Adviser, derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates, including the Sub-Adviser, from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board also took into account the breakpoints in the advisory fee schedule for the Fund that would reduce the advisory fee rate on assets above specific asset levels. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement, although the Board noted that the sub-advisory fee schedule contained breakpoints. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
27

Calvert
International Equity Fund
March 31, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
28

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
29

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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
24208     3.31.20

Calvert
International Opportunities Fund
Semiannual Report
March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
E-Delivery Sign-Up - Details Inside

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Note: If your shares are not held directly with the Calvert funds but through a brokerage firm, you must contact your broker for electronic delivery options available through their firm.

Semiannual Report March 31, 2020
Calvert
International Opportunities Fund

Calvert
International Opportunities Fund
March 31, 2020
Performance

Portfolio Manager Aidan M. Farrell of Eaton Vance Global Advisors Limited
% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Ten Years
Class A at NAV	05/31/2007	05/31/2007	(16.18)%	(15.34)%	1.22%	4.39%
Class A with 4.75% Maximum Sales Charge	—	—	(20.18)	(19.37)	0.23	3.88
Class C at NAV	07/31/2007	05/31/2007	(16.51)	(15.98)	0.41	3.53
Class C with 1% Maximum Sales Charge	—	—	(17.34)	(16.81)	0.41	3.53
Class I at NAV	05/31/2007	05/31/2007	(16.13)	(15.11)	1.55	4.80
Class R6 at NAV	02/01/2019	05/31/2007	(16.05)	(15.03)	1.57	4.81
··
MSCI EAFE Small/Mid Cap Index	—	—	(18.67)%	(17.12)%	0.35%	4.19%

% Total Annual Operating Expense Ratios[3]	Class A	Class C	Class I	Class R6
Gross	1.37%	2.12%	1.12%	1.08%
Net	1.34	2.09	1.09	1.05
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
International Opportunities Fund
March 31, 2020
Fund Profile

Sector Allocation (% of net assets)*

*Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Sika AG	1.8%
Partners Group Holding AG	1.6
Itochu Techno-Solutions Corp.	1.5
IMCD Group NV	1.5
Ship Healthcare Holdings, Inc.	1.4
Mitsui Fudosan Logistics Park, Inc.	1.4
Nohmi Bosai, Ltd.	1.4
CA Immobilien Anlagen AG	1.4
Halma PLC	1.4
Yamaha Corp.	1.3
Total	14.7%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
International Opportunities Fund
March 31, 2020
Endnotes and Additional Disclosures

[1]	MSCI EAFE Small/Mid Cap Index is an unmanaged index of small & mid-capitalization equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares.
Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class R6 is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.
Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
4

Calvert
International Opportunities Fund
March 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 838.20	$ 6.11	1.33%
Class C	$1,000.00	$ 834.90	$ 9.54	2.08%
Class I	$1,000.00	$ 838.70	$ 4.96	1.08%
Class R6	$1,000.00	$ 839.50	$ 4.60	1.00%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.35	$ 6.71	1.33%
Class C	$1,000.00	$1,014.60	$10.48	2.08%
Class I	$1,000.00	$1,019.60	$ 5.45	1.08%
Class R6	$1,000.00	$1,020.00	$ 5.05	1.00%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on September 30, 2019.
5

Calvert
International Opportunities Fund
March 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
Australia — 3.7%
Bapcor, Ltd.	786,425	$ 1,960,639
BlueScope Steel, Ltd.	75,622	395,920
Bravura Solutions, Ltd.	688,365	1,602,503
carsales.com, Ltd.	206,894	1,486,616
GDI Property Group	2,145,604	1,239,228
Magellan Financial Group, Ltd.	37,970	1,007,030
Steadfast Group, Ltd.	630,203	949,948
WiseTech Global, Ltd.(1)	184,075	1,913,638
		$ 10,555,522
Austria — 2.3%
BAWAG Group AG(2)	88,572	$ 2,470,736
CA Immobilien Anlagen AG	118,441	4,038,993
		$ 6,509,729
Belgium — 0.4%
Barco NV	8,258	$ 1,261,756
		$ 1,261,756
Canada — 1.6%
CAE, Inc.	181,552	$ 2,295,040
TMX Group, Ltd.	31,917	2,376,142
		$ 4,671,182
China — 0.9%
China Meidong Auto Holdings, Ltd.	1,718,872	$ 2,664,558
		$ 2,664,558
Denmark — 0.5%
Topdanmark A/S(1)	33,990	$ 1,363,903
		$ 1,363,903
France — 1.7%
Nexity SA	47,698	$ 1,468,155
Rubis SCA	83,511	3,443,590
		$ 4,911,745
Germany — 4.3%
AIXTRON SE(3)	192,394	$ 1,655,755
Carl Zeiss Meditec AG	20,894	1,989,537
GRENKE AG	21,967	1,265,881
LEG Immobilien AG	31,040	3,480,740
Norma Group SE	76,155	1,415,541
Rational AG	4,615	2,440,659
Security	Shares	Value
Germany (continued)
Salzgitter AG	14,582	$ 171,556
		$ 12,419,669
Hong Kong — 0.7%
CITIC Telecom International Holdings, Ltd.	5,848,813	$ 1,929,882
		$ 1,929,882
Ireland — 2.6%
Irish Residential Properties REIT PLC	1,839,157	$ 2,490,285
Kerry Group PLC, Class A	27,030	3,155,111
UDG Healthcare PLC	252,530	1,964,826
		$ 7,610,222
Italy — 6.2%
Amplifon SpA	74,327	$ 1,509,822
Banca Farmafactoring SpA(2)	398,389	2,047,562
DiaSorin SpA	17,998	2,372,389
FinecoBank Banca Fineco SpA	361,385	3,251,409
Interpump Group SpA	130,572	3,136,955
MARR SpA	188,589	2,673,889
Moncler SpA	83,775	3,044,272
		$ 18,036,298
Japan — 29.4%
Asahi Co., Ltd.	128,571	$ 1,336,598
Chiba Bank, Ltd. (The)	449,682	1,957,536
Daiichikosho Co., Ltd.	48,155	1,288,730
FP Corp.	48,766	3,243,748
Fukuoka Financial Group, Inc.	122,908	1,621,337
Invesco Office J-REIT, Inc.	17,753	2,351,616
Itochu Techno-Solutions Corp.	154,156	4,390,417
J. Front Retailing Co., Ltd.	188,383	1,554,792
Japan Lifeline Co., Ltd.(1)	159,790	2,002,216
Kenedix, Inc.	662,848	2,515,675
Kewpie Corp.	163,422	3,270,860
Kose Corp.	18,554	2,295,901
K's Holdings Corp.	224,577	2,122,216
Kuraray Co., Ltd.	355,005	3,571,855
Kyoritsu Maintenance Co., Ltd.	84,969	1,869,684
Lion Corp.	171,352	3,654,301
Makita Corp.	86,954	2,652,422
Mitsui Fudosan Logistics Park, Inc.	962	4,069,530
Miura Co., Ltd.	93,400	3,302,800
Morinaga & Co., Ltd.	76,487	3,131,116
Nabtesco Corp.	136,663	3,126,130
Nohmi Bosai, Ltd.	219,884	4,056,634

6
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Japan (continued)
Nomura Co., Ltd.	312,150	$ 2,362,713
OSG Corp.	162,266	2,151,684
Penta-Ocean Construction Co., Ltd.	549,317	2,876,149
Sakata Seed Corp.(1)	74,064	2,247,029
Sankyu, Inc.	85,079	3,170,052
Ship Healthcare Holdings, Inc.	101,882	4,158,480
Sumco Corp.	188,173	2,391,084
Tokyo Century Corp.(1)	25,946	811,874
Tosei Reit Investment Corp.	1,656	1,484,115
Yamaha Corp.	97,985	3,797,450
		$ 84,836,744
Luxembourg — 0.2%
APERAM SA	24,061	$ 508,864
		$ 508,864
Netherlands — 2.6%
Aalberts NV	129,207	$ 3,095,490
Core Laboratories NV	16,668	172,347
IMCD Group NV	59,249	4,251,561
		$ 7,519,398
New Zealand — 1.3%
Fisher & Paykel Healthcare Corp., Ltd.	203,891	$ 3,706,426
		$ 3,706,426
Norway — 1.9%
Entra ASA(2)	283,263	$ 3,383,554
SpareBank 1 SR-Bank ASA	306,212	1,735,690
TGS NOPEC Geophysical Co. ASA	42,479	471,761
		$ 5,591,005
Portugal — 0.6%
NOS SGPS SA	564,097	$ 1,883,890
		$ 1,883,890
Singapore — 0.6%
Frasers Logistics & Industrial Trust	2,802,100	$ 1,732,263
		$ 1,732,263
Spain — 0.6%
Acciona SA	17,347	$ 1,834,795
		$ 1,834,795
Sweden — 6.5%
AddTech AB, Class B	120,471	$ 2,940,017
Security	Shares	Value
Sweden (continued)
Assa Abloy AB, Class B	199,897	$ 3,731,817
Autoliv, Inc.	23,420	1,077,554
Boliden AB	75,881	1,361,294
Hexagon AB, Class B	54,234	2,293,294
Husqvarna AB, Class B	288,333	1,434,370
Indutrade AB	137,205	3,712,043
Thule Group AB(2)	135,772	2,342,626
		$ 18,893,015
Switzerland — 8.8%
Belimo Holding AG	340	$ 2,166,842
Bossard Holding AG, Class A	12,513	1,437,455
Cembra Money Bank AG	23,573	2,149,450
Galenica AG(2)	36,689	2,503,386
Logitech International SA	83,582	3,579,602
Partners Group Holding AG	6,532	4,472,237
Sika AG	32,023	5,258,584
Straumann Holding AG	3,002	2,194,774
VZ Holding AG	4,592	1,537,460
		$ 25,299,790
United Kingdom — 20.4%
Abcam PLC	226,244	$ 3,191,427
Avast PLC(2)	738,196	3,568,952
Bellway PLC	67,771	1,795,387
Bodycote PLC	346,862	2,428,297
Cranswick PLC	79,253	3,628,079
Dechra Pharmaceuticals PLC	110,268	3,179,845
Diploma PLC	172,753	3,458,877
DS Smith PLC	756,854	2,565,298
First Derivatives PLC	87,533	2,476,559
Games Workshop Group PLC	65,150	3,460,874
Grainger PLC	637,203	2,027,793
Halma PLC	168,250	3,951,530
Howden Joinery Group PLC	571,085	3,592,516
Inchcape PLC	249,868	1,333,505
InterContinental Hotels Group PLC	56,232	2,392,292
Judges Scientific PLC	53,960	2,786,264
Melrose Industries PLC	2,877,715	3,197,814
Nomad Foods, Ltd.(3)	163,643	3,037,214
Spirax-Sarco Engineering PLC	23,307	2,339,859
St. James's Place PLC	299,565	2,797,316
WH Smith PLC	121,473	1,706,200
		$ 58,915,898
Total Common Stocks (identified cost $314,603,432)		$ 282,656,554

7
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Exchange-Traded Funds — 0.8%

Security	Shares	Value
Equity Exchange-Traded Fund — 0.8%
Vanguard MSCI Australian Small Companies Index ETF	84,564	$ 2,215,585
Total Exchange-Traded Funds (identified cost $3,422,301)		$ 2,215,585

High Social Impact Investments — 0.5%

Security	Principal Amount (000's omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(4)(5)	$ 1,159	$ 1,117,222
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20(5)(6)	111	108,780
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20(5)(6)	142	138,059
Total High Social Impact Investments (identified cost $1,412,184)		$ 1,364,061

Short-Term Investments — 0.4%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(7)	1,039,904	$ 1,039,904
Total Short-Term Investments (identified cost $1,039,904)		$ 1,039,904
Total Investments — 99.5% (identified cost $320,477,821)		$ 287,276,104
Other Assets, Less Liabilities — 0.5%		$ 1,560,098
Net Assets — 100.0%		$ 288,836,202

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $1,630,892.
(2)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $16,316,816, which represents 5.6% of the net assets of the Fund as of March 31, 2020.
(3)	Non-income producing security.
(4)	Affiliated company (see Note 7).
(5)	Restricted security. Total market value of restricted securities amounts to $1,364,061, which represents 0.5% of the net assets of the Fund as of March 31, 2020.
(6)	Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at March 31, 2020.
(7)	Represents investment of cash collateral received in connection with securities lending.
At March 31, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	23.6%
Consumer Discretionary	11.7
Information Technology	11.5
Financials	11.0
Real Estate	10.5
Health Care	9.9
Consumer Staples	9.4
Materials	5.9
Communication Services	2.3
Utilities	1.8
Exchange-Traded Funds	0.8
High Social Impact Investments	0.5
Energy	0.2
Total	99.1%

8
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Restricted Securities
Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$1,159,184
ImpactAssets, Inc., Global Sustainable Agriculture Notes, 3.48%, 11/3/20	11/13/15	111,000
ImpactAssets, Inc., Microfinance Plus Notes, 1.20%, 11/3/20	11/13/15	142,000
9
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited)

March 31, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $319,318,637) - including $1,630,892 of securities on loan	$ 286,158,882
Investments in securities of affiliated issuers, at value (identified cost $1,159,184)	1,117,222
Cash	4,878
Cash denominated in foreign currency, at value (cost $1,934,629)	1,937,747
Receivable for investments sold	6,829,016
Receivable for capital shares sold	1,100,075
Dividends and interest receivable	844,135
Interest receivable - affiliated	5,071
Securities lending income receivable	1,140
Tax reclaims receivable	309,139
Directors' deferred compensation plan	164,586
Total assets	$298,471,891
Liabilities
Payable for investments purchased	$ 5,248,882
Payable for capital shares redeemed	222,393
Deposits for securities loaned	1,039,904
Payable to affiliates:
Investment advisory fee	192,147
Administrative fee	30,744
Distribution and service fees	16,610
Sub-transfer agency fee	2,734
Directors' deferred compensation plan	164,586
Accrued expenses	217,689
Demand note payable	2,500,000
Total liabilities	$ 9,635,689
Net Assets	$288,836,202
Sources of Net Assets
Paid-in capital	$ 350,286,847
Accumulated loss	(61,450,645)
Total	$288,836,202
Class A Shares
Net Assets	$ 55,253,594
Shares Outstanding	4,119,117
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.41
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 14.08
Class C Shares
Net Assets	$ 4,891,927
Shares Outstanding	373,596
Net Asset Value and Offering Price Per Share* (net assets ÷ shares of beneficial interest outstanding)	$ 13.09
10
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited) — continued

March 31, 2020
Class I Shares
Net Assets	$192,893,256
Shares Outstanding	14,696,954
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.12
Class R6 Shares
Net Assets	$ 35,797,425
Shares Outstanding	2,728,673
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 13.12

On sales of $50,000 or more, the offering price of Class A shares is reduced.
*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.
11
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2020
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2020
Investment Income
Dividend income (net of foreign taxes withheld of $186,962)	$ 2,392,233
Interest income - unaffiliated issuers	16,109
Interest income - affiliated issuers	7,988
Securities lending income, net	32,578
Total investment income	$ 2,448,908
Expenses
Investment advisory fee	$ 1,360,959
Administrative fee	217,754
Distribution and service fees:
Class A	85,213
Class C	32,892
Directors' fees and expenses	9,847
Custodian fees	12,852
Transfer agency fees and expenses	177,157
Accounting fees	49,467
Professional fees	29,027
Registration fees	48,871
Reports to shareholders	17,552
Miscellaneous	21,841
Total expenses	$ 2,063,432
Reimbursement of expenses - other	(5,268)
Net expenses	$ 2,058,164
Net investment income	$ 390,744
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities - unaffiliated issuers	$ (11,650,380)
Foreign currency transactions	5,883
Net realized loss	$(11,644,497)
Change in unrealized appreciation (depreciation):
Investment securities - unaffiliated issuers	$ (45,422,273)
Investment securities - affiliated issuers	(36,672)
Foreign currency	26,672
Net change in unrealized appreciation (depreciation)	$(45,432,273)
Net realized and unrealized loss	$(57,076,770)
Net decrease in net assets from operations	$(56,686,026)
12
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2020
Statements of Changes in Net Assets

	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30, 2019
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 390,744	$ 4,182,082
Net realized loss	(11,644,497)	(11,713,037)
Net change in unrealized appreciation (depreciation)	(45,432,273)	(11,553,508)
Net decrease in net assets from operations	$ (56,686,026)	$ (19,084,463)
Distributions to shareholders:
Class A	$ (779,888)	$ (4,792,065)
Class C	(27,023)	(508,198)
Class I	(3,424,730)	(18,400,110)
Class R6	(698,083)	—
Total distributions to shareholders	$ (4,929,724)	$ (23,700,373)
Capital share transactions:
Class A	$ 2,953,750	$ 7,425,573
Class C	(637,201)	(31,653)
Class I	12,064,052	23,484,318
Class R6	(565,601)	44,198,523 (1)
Net increase in net assets from capital share transactions	$ 13,815,000	$ 75,076,761
Net increase (decrease) in net assets	$ (47,800,750)	$ 32,291,925
Net Assets
At beginning of period	$ 336,636,952	$ 304,345,027
At end of period	$288,836,202	$336,636,952

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
13
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2020
Financial Highlights

	Class A
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 16.18	$ 18.86	$ 18.70	$ 14.78	$ 14.58	$ 16.42
Income (Loss) From Operations
Net investment income(1)	$ —(2)	$ 0.18	$ 0.17	$ 0.03	$ 0.15(3)	$ 0.14
Net realized and unrealized gain (loss)	(2.58)	(1.51)	1.20	4.04	0.63	(0.83)
Total income (loss) from operations	$ (2.58)	$ (1.33)	$ 1.37	$ 4.07	$ 0.78	$ (0.69)
Less Distributions
From net investment income	$ (0.19)	$ (0.23)	$ (0.24)	$ (0.15)	$ (0.11)	$ (0.18)
From net realized gain	—	(1.12)	(0.97)	—	(0.47)	(0.97)
Total distributions	$ (0.19)	$ (1.35)	$ (1.21)	$ (0.15)	$ (0.58)	$ (1.15)
Net asset value — End of period	$ 13.41	$ 16.18	$ 18.86	$ 18.70	$ 14.78	$ 14.58
Total Return(4)	(16.18)% (5)	(6.77)%	7.62%	27.89%	5.49%	(4.32)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$55,254	$64,070	$65,994	$50,552	$107,429	$99,908
Ratios (as a percentage of average daily net assets):(6)
Total expenses	1.33% (7)	1.37%	1.38%	1.48%	1.49%	1.69%
Net expenses	1.33% (7)	1.35%	1.38%	1.48%	1.46%	1.66%
Net investment income	0.03% (7)	1.15%	0.91%	0.18%	1.07% (3)	0.88%
Portfolio Turnover	39% (5)	60%	60%	158%	52%	51%

(1)	Computed using average shares outstanding.
(2)	Amount is less than $0.005.
(3)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.006 per share and 0.04% of average net assets.
(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(5)	Not annualized.
(6)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(7)	Annualized.
14
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2020
Financial Highlights — continued

	Class C
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 15.74	$ 18.37	$ 18.29	$ 14.43	$ 14.28	$ 16.08
Income (Loss) From Operations
Net investment income (loss)(1)	$ (0.06)	$ 0.06	$ 0.03	$ (0.04)	$ 0.01(2)	$ (0.03)
Net realized and unrealized gain (loss)	(2.52)	(1.47)	1.18	3.91	0.61	(0.76)
Total income (loss) from operations	$ (2.58)	$ (1.41)	$ 1.21	$ 3.87	$ 0.62	$ (0.79)
Less Distributions
From net investment income	$ (0.07)(2)	$ (0.10)	$ (0.16)	$ (0.01)	$ —	$ (0.04)
From net realized gain	—	(1.12)	(0.97)	—	(0.47)	(0.97)
Total distributions	$ (0.07)	$ (1.22)	$ (1.13)	$ (0.01)	$ (0.47)	$ (1.01)
Net asset value — End of period	$ 13.09	$15.74	$18.37	$18.29	$14.43	$14.28
Total Return(3)	(16.51)% (4)	(7.49)%	6.92%	26.83%	4.46%	(5.09)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 4,892	$ 6,532	$ 7,603	$ 5,850	$ 5,037	$ 5,030
Ratios (as a percentage of average daily net assets):(5)
Total expenses	2.08% (6)	2.12%	2.13%	2.61%	2.67%	2.72%
Net expenses	2.08% (6)	2.10%	2.13%	2.30%	2.44%	2.50%
Net investment income (loss)	(0.74)% (6)	0.38%	0.18%	(0.24)%	0.04% (2)	(0.18)%
Portfolio Turnover	39% (4)	60%	60%	158%	52%	51%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.006 per share and 0.04% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
15
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2020
Financial Highlights — continued

	Class I
	Six Months Ended March 31, 2020 (Unaudited)	Year Ended September 30,
		2019	2018	2017	2016	2015
Net asset value — Beginning of period	$ 15.86	$ 18.52	$ 18.42	$ 14.56	$ 14.38	$ 16.19
Income (Loss) From Operations
Net investment income(1)	$ 0.02	$ 0.22	$ 0.23	$ 0.17	$ 0.19(2)	$ 0.19
Net realized and unrealized gain (loss)	(2.53)	(1.49)	1.17	3.90	0.63	(0.80)
Total income (loss) from operations	$ (2.51)	$ (1.27)	$ 1.40	$ 4.07	$ 0.82	$ (0.61)
Less Distributions
From net investment income	$ (0.23)	$ (0.27)	$ (0.33)	$ (0.21)	$ (0.17)	$ (0.23)
From net realized gain	—	(1.12)	(0.97)	—	(0.47)	(0.97)
Total distributions	$ (0.23)	$ (1.39)	$ (1.30)	$ (0.21)	$ (0.64)	$ (1.20)
Net asset value — End of period	$ 13.12	$ 15.86	$ 18.52	$ 18.42	$ 14.56	$ 14.38
Total Return(3)	(16.13)% (4)	(6.50)%	7.95%	28.44%	5.84%	(3.86)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$192,893	$222,546	$230,748	$115,698	$69,319	$40,833
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.08% (6)	1.12%	1.13%	1.07%	1.17%	1.15%
Net expenses	1.08% (6)	1.10%	1.13%	1.07%	1.16%	1.15%
Net investment income	0.27% (6)	1.41%	1.23%	1.06%	1.35% (2)	1.22%
Portfolio Turnover	39% (4)	60%	60%	158%	52%	51%

(1)	Computed using average shares outstanding.
(2)	Amount includes a non-recurring refund for overbilling of prior years' custody out-of-pocket fees. This amounted to $0.008 per share and 0.06% of average net assets.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
16
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2020
Financial Highlights — continued

	Class R6
	Six Months Ended March 31, 2020 (Unaudited)	Period Ended September 30, 2019(1)

Net asset value — Beginning of period	$ 15.86	$ 15.14
Income (Loss) From Operations
Net investment income(2)	$ 0.03	$ 0.16
Net realized and unrealized gain (loss)	(2.52)	0.56
Total income (loss) from operations	$ (2.49)	$ 0.72
Less Distributions
From net investment income	$ (0.25)	$ —
Total distributions	$ (0.25)	$ —
Net asset value — End of period	$ 13.12	$ 15.86
Total Return(3)(4)	(16.05)%	4.76%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$35,797	$43,489
Ratios (as a percentage of average daily net assets):(5)
Total expenses(6)	1.00%	1.08%
Net expenses(6)	1.00%	1.05%
Net investment income(6)	0.35%	1.53%
Portfolio Turnover	39% (4)	60% (7)

(1)	For the period from the commencement of operations, February 1, 2019, to September 30, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	For the year ended September 30, 2019.
17
See Notes to Financial Statements.

Calvert
International Opportunities Fund
March 31, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert International Opportunities Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek long-term capital appreciation. The Fund invests primarily in common and preferred stocks of non-U.S. small-cap to mid-cap companies.
The Fund offers four classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class C shares are sold without a front-end sales charge, and with certain exceptions, are charged a contingent deferred sales charge of 1% on shares redeemed within 12 months of purchase. Class C shares are only available for purchase through a financial intermediary. Effective January 25, 2019, Class C shares generally automatically convert to Class A shares ten years after their purchase as described in the Fund's prospectus. Class I and Class R6 shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Debt Securities. Debt securities are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course.
18

Calvert
International Opportunities Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$ —	$ 10,555,522	$ —	$ 10,555,522
Austria	—	6,509,729	—	6,509,729
Belgium	—	1,261,756	—	1,261,756
Canada	4,671,182	—	—	4,671,182
China	—	2,664,558	—	2,664,558
Denmark	—	1,363,903	—	1,363,903
France	—	4,911,745	—	4,911,745
Germany	—	12,419,669	—	12,419,669
Hong Kong	—	1,929,882	—	1,929,882
Ireland	—	7,610,222	—	7,610,222
Italy	—	18,036,298	—	18,036,298
Japan	—	84,836,744	—	84,836,744
Luxembourg	—	508,864	—	508,864
Netherlands	172,347	7,347,051	—	7,519,398
New Zealand	—	3,706,426	—	3,706,426
Norway	—	5,591,005	—	5,591,005
Portugal	—	1,883,890	—	1,883,890
Singapore	—	1,732,263	—	1,732,263
Spain	—	1,834,795	—	1,834,795
Sweden	1,077,554	17,815,461	—	18,893,015
Switzerland	—	25,299,790	—	25,299,790
United Kingdom	3,037,214	55,878,684	—	58,915,898
Total Common Stocks	$8,958,297	$273,698,257 (1)	$ —	$282,656,554
Exchange-Traded Funds	$ —	$ 2,215,585	$ —	$ 2,215,585
High Social Impact Investments	—	1,364,061	—	1,364,061
Short-Term Investments	1,039,904	—	—	1,039,904
Total Investments	$9,998,201	$277,277,903	$ —	$287,276,104

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are
19

Calvert
International Opportunities Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class. Sub-accounting, recordkeeping and similar administrative fees payable to financial intermediaries, which are a component of transfer agency fees and expenses on the Statement of Operations, are not allocated to Class R6 shares.
D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Restricted Securities— The Fund may invest in securities that are subject to legal or contractual restrictions on resale. Generally, these securities may only be sold publicly upon registration under the Securities Act of 1933 or in transactions exempt from such registration. Information regarding restricted securities (excluding Rule 144A securities) is included at the end of the Schedule of Investments.
F  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
G  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
I  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
J  Interim Financial Statements— The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended March 31, 2020, the investment advisory fee amounted to $1,360,959.
Eaton Vance Advisers International Ltd. (EVAIL), an indirect, wholly-owned subsidiary of Eaton Vance Corp., provides sub-advisory services to the Fund pursuant to a sub-advisory agreement with CRM. Effective October 21, 2019, EVAIL uses the portfolio management, research and other resources of its affiliate, Eaton Vance Global Advisors Limited (EVGA), in rendering investment advisory services to the Fund. EVGA has entered into a Memorandum of Understanding with EVAIL pursuant to which EVGA is considered a participating affiliate of the sub-adviser as that term is used in relief granted by the staff of the U.S. Securities and Exchange Commission allowing U.S. registered investment advisers to use portfolio management or research resources of unregistered advisory affiliates subject to the supervision of a U.S. registered adviser. Sub-advisory fees are paid by CRM from its investment advisory fee.
20

Calvert
International Opportunities Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

CRM and EVAIL have agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.34%, 2.09%, 1.09% and 1.05% for Class A, Class C, Class I and Class R6, respectively, of such class’ average daily net assets. The expense reimbursement agreement may be changed or terminated after January 31, 2021. For the six months ended March 31, 2020, no expenses were waived or reimbursed by CRM and EVAIL.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A, Class C, Class I and Class R6 and is payable monthly. For the six months ended March 31, 2020, CRM was paid administrative fees of $217,754.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. In addition, pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2020 amounted to $85,213 and $32,892 for Class A shares and Class C shares, respectively.
The Fund was informed that EVD received $9,856 as its portion of the sales charge on sales of Class A shares for the six months ended March 31, 2020. The Fund was also informed that EVD received less than $100 and $248 of contingent deferred sales charges paid by Class A and Class C shareholders, respectively, for the same period.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $16,987 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and three (four prior to December 31, 2019) additional members. Each member (other than CRM’s Chief Executive Officer) received annual compensation of $75,000, which was being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2020, the Fund’s allocated portion of such expense and reimbursement was $5,268, which are included in miscellaneous expense and reimbursement of expenses - other, respectively, on the Statement of Operations. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the advisory council. Such compensation, and any other compensation and/or expenses incurred by the advisory council as may be approved by the Board, shall be borne by the Calvert funds.
3  Investment Activity
During the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $145,287,502 and $135,982,508, respectively.
21

Calvert
International Opportunities Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$328,330,686
Gross unrealized appreciation	$ 10,476,038
Gross unrealized depreciation	(51,530,620)
Net unrealized depreciation	$ (41,054,582)
5  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2020, the total value of securities on loan was $1,630,892 and the total value of collateral received was $1,717,372, comprised of cash of $1,039,904 and U.S. government and/or agencies securities of $677,468.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2020.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$1,039,904	$ —	$ —	$ —	$1,039,904
The carrying amount of the liability for deposits for securities loaned at March 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2020.
6  Line of Credit
Effective October 29, 2019, the Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
Prior to October 29, 2019, the Fund participated with other funds managed by CRM in a $100 million committed unsecured line of credit agreement with SSBT, which was terminated by the Calvert funds. Borrowings bore interest at the higher of the one-month London Interbank Offered Rate (LIBOR) in effect that day or the overnight Federal Funds rate, plus 1.00% per annum. A commitment fee of 0.20% per annum was incurred on the unused portion of the committed facility, which was allocated to all participating funds.
22

Calvert
International Opportunities Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

At March 31, 2020, the Fund had a balance outstanding pursuant to this line of credit of $2,500,000 at an annual interest rate of 1.09%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at March 31, 2020. If measured at fair value, borrowings under the line of credit would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2020. The Fund did not have any significant borrowings or allocated fees during the six months ended March 31, 2020.
7  Affiliated Companies
The Fund has invested a portion of its assets in notes (the Notes) issued by Calvert Impact Capital, Inc. (CIC) pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (the SEC). There are certain potential points of affiliation between the Fund and CIC. CRM has licensed use of the Calvert name to CIC and provides other types of support. CRM’s President and Chief Executive Officer (and the only director/trustee on the Fund Board that is an “interested person” of the Fund) serves on the CIC Board, along with one member of the Advisory Council to the Fund Board and a second officer of CRM. In addition, another director/trustee on the Fund Board and a member of the Advisory Council each serve as a director emeritus on the CIC Board.
At March 31, 2020, the value of the Fund’s investment in the Notes was $1,117,222, which represents 0.4% of the Fund’s net assets. Transactions in the Notes by the Fund for the six months ended March 31, 2020 were as follows:
Name of issuer	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Interest income	Capital gain distributions received	Principal amount, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$994,710	$ —	$(1,000,000)	$ —	$ 5,290	$ —	$ 2,917	$ —	$ —
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	1,159,184	—	—	(41,962)	1,117,222	5,071	—	1,159,184
Totals				$ —	$(36,672)	$1,117,222	$7,988	$ —

(1)	Restricted security.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2020 and the year ended September 30, 2019 were as follows:
	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019(1)
	Shares	Amount	Shares	Amount
Class A
Shares sold	525,639	$ 8,735,741	1,168,879	$ 18,769,355
Reinvestment of distributions	43,505	747,852	294,011	4,571,864
Shares redeemed	(420,865)	(6,740,110)	(1,049,073)	(16,633,747)
Converted from Class C	12,001	210,267	46,183	718,101
Net increase	160,280	$ 2,953,750	460,000	$ 7,425,573
23

Calvert
International Opportunities Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

	Six Months Ended March 31, 2020 (Unaudited)		Year Ended September 30, 2019(1)
	Shares	Amount	Shares	Amount
Class C
Shares sold	29,233	$ 484,074	116,602	$ 1,761,633
Reinvestment of distributions	1,462	24,586	30,690	467,100
Shares redeemed	(59,778)	(935,594)	(98,857)	(1,542,285)
Converted to Class A	(12,286)	(210,267)	(47,247)	(718,101)
Net increase (decrease)	(41,369)	$ (637,201)	1,188	$ (31,653)
Class I
Shares sold	3,703,800	$ 58,589,774	8,454,598	$ 130,605,151
Reinvestment of distributions	174,421	2,932,018	1,020,569	15,512,650
Shares redeemed	(3,216,536)	(49,457,740)	(7,900,717)	(122,633,483)
Net increase	661,685	$ 12,064,052	1,574,450	$ 23,484,318
Class R6
Shares sold	193,821	$ 3,052,355	2,803,060	$ 45,144,095
Reinvestment of distributions	41,577	698,083	—	—
Shares redeemed	(249,348)	(4,316,039)	(60,437)	(945,572)
Net increase (decrease)	(13,950)	$ (565,601)	2,742,623	$ 44,198,523

(1)	For Class R6, for the period from the commencement of operations, February 1, 2019, to September 30, 2019.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
24

Calvert
International Opportunities Fund
March 31, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended, provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuation is approved at least annually by the fund’s board of directors, including by a vote of a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting of the Boards of Trustees/Directors (each a “Board”) of the registered investment companies advised by Calvert Research and Management (“CRM” or the “Adviser”) (the “Calvert Funds”) held on March 4, 2020, the Board, including a majority of the Independent Directors, voted to approve continuation of existing investment advisory and investment sub-advisory agreements for the Calvert Funds for an additional one-year period.
In evaluating the investment advisory and investment sub-advisory agreements for the Calvert Funds, the Board considered a variety of information relating to the Calvert Funds and various service providers, including the Adviser. The Independent Directors reviewed a report prepared by the Adviser regarding various services provided to the Calvert Funds by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel and the Adviser’s revenue and cost of providing services to the Calvert Funds, and a separate report prepared by an independent data provider, which compared each fund’s investment performance, fees and expenses to those of comparable funds as identified by such independent data provider (“comparable funds”).
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the continuation of the investment advisory and investment sub-advisory agreements for the Calvert Funds. Prior to voting, the Independent Directors reviewed the proposed continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements with management and also met in private sessions with their counsel at which time no representatives of management were present.
The information that the Board considered included, among other things, the following (for funds that invest through one or more underlying fund(s), references to “each fund” in this section may include information that was considered at the underlying fund-level):
Information about Fees, Performance and Expenses
•    A report from an independent data provider comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•    A report from an independent data provider comparing each fund’s total expense ratio and its components to comparable funds;
•     A report from an independent data provider comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•    Data regarding investment performance in comparison to benchmark indices;
•     For each fund, comparative information concerning the fees charged and the services provided by the Adviser in managing other accounts (including mutual funds, other collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund;
•    Profitability analyses for the Adviser with respect to each fund;
Information about Portfolio Management and Trading
•    Descriptions of the investment management services provided to each fund, including investment strategies and processes it employs;
•     Information about the Adviser’s policies and practices with respect to trading, including the Adviser’s processes for monitoring best execution of portfolio transactions;
•     Information about the allocation of brokerage transactions and the benefits received by the Adviser as a result of brokerage allocation, including information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
Information about the Adviser
•    Reports detailing the financial results and condition of CRM;
•     Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•    Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;
•     A description of CRM’s procedures for overseeing sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
25

Calvert
International Opportunities Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Other Relevant Information
•     Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by CRM and its affiliates; and
•    The terms of each investment advisory agreement.
Over the course of the year, the Board and its committees held regular quarterly meetings. During these meetings, the Directors participated in investment and performance reviews with the portfolio managers and other investment professionals of the Adviser relating to each fund, and considered various investment and trading strategies used in pursuing each fund’s investment objective(s), such as the use of derivative instruments, as well as risk management techniques. The Board and its committees also evaluated issues pertaining to industry and regulatory developments, compliance procedures, corporate governance and other issues with respect to the funds, and received and participated in reports and presentations provided by CRM and its affiliates with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Directors held regular teleconferences in between meetings to discuss, among other topics, matters relating to the continuation of the Calvert Funds’ investment advisory and investment sub-advisory agreements.
For funds that invest through one or more underlying funds, the Board considered similar information about the underlying fund(s) when considering the approval of investment advisory agreements. In addition, in cases where the Adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any investment sub-advisory agreement.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each investment advisory and investment sub-advisory agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the continuation of the investment advisory agreement of Calvert International Opportunities Fund (the “Fund”), and the investment sub-advisory agreement with Eaton Vance Advisers International Ltd. (the “Sub-Adviser”), an affiliate of CRM, including the fees payable under each agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the continuation of the investment advisory agreement and the investment sub-advisory agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services provided by the Adviser and Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively, the Board reviewed information relating to the Adviser’s and Sub-Adviser’s operations and personnel, including, among other information, biographical information on the Sub-Adviser’s investment personnel and descriptions of the Adviser’s organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser and Sub-Adviser as well as the Board’s familiarity with the Adviser and Sub-Adviser through Board meetings, discussions and other reports. With respect to the Adviser, the Board considered the Adviser’s responsibilities overseeing the Sub-Adviser and the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Fund. With respect to the Sub-Adviser, the Board took into account the resources available to the Sub-Adviser in fulfilling its duties under the investment sub-advisory agreement and the Sub-Adviser’s experience in managing the Fund. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s and Sub-Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-Adviser under the investment advisory agreement and investment sub-advisory agreement, respectively.
Fund Performance
In considering the Fund’s performance, the Board noted that it reviewed on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board compared the Fund’s investment performance to that of the Fund’s peer universe and its benchmark index. The Board’s review included comparative performance data for the one-, three- and five-year periods ended September 30, 2019. This performance data indicated that the Fund had underperformed the median of its peer universe and its benchmark index for the one- and five-year periods ended September 30, 2019, while it had outperformed the median of the Fund’s peer universe and its benchmark index for the three-year period ended September 30, 2019. The Board took into account management’s discussion of the Fund’s performance. Based upon its review, the Board concluded that the Fund’s performance was satisfactory relative to the performance of its peer universe and its benchmark index.
26

Calvert
International Opportunities Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Management Fees and Expenses
In considering the Fund’s fees and expenses, the Board compared the Fund’s fees and total expense ratio with those of comparable funds in its expense group. Among other findings, the data indicated that the Fund’s advisory and administrative fees (after taking into account waivers and/or reimbursements) (referred to collectively as “management fees”) were above the median of the Fund’s expense group and the Fund’s total expenses (net of waivers and/or reimbursements) were below the median of the Fund’s expense group. The Board took into account the Adviser’s and Sub-Adviser’s current undertaking to maintain expense limitations for the Fund and that the Adviser and Sub-Adviser were waiving and/or reimbursing a portion of the Fund’s expenses. Based upon its review, the Board concluded that the management and sub-advisory fees were reasonable in view of the nature, extent and quality of services provided by the Adviser and Sub-Adviser, respectively.
Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s profitability in regard to the Fund and the Calvert Funds in the aggregate. In reviewing the overall profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates, including the Sub-Adviser, provided sub-advisory, sub-transfer agency support, administrative and distribution services to the Fund for which they received compensation. The information considered by the Board included the profitability of the Fund to the Adviser and its affiliates without regard to any marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered that the Adviser and its affiliates, including the Sub-Adviser, derived benefits to their reputation and other indirect benefits from their relationships with the Fund. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the profitability of the Fund to the Sub-Adviser was not a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. Based upon its review, the Board concluded that the level of profitability of the Adviser and its affiliates, including the Sub-Adviser, from their relationships with the Fund was reasonable.
Economies of Scale
The Board considered the effect of the Fund’s current size and its potential growth on its performance and fees. The Board concluded that adding breakpoints to the advisory fee at specific asset levels would not be appropriate at this time. Because the Adviser pays the Sub-Adviser’s sub-advisory fee out of its advisory fee, the Board did not consider the potential economies of scale from the Sub-Adviser’s management of the Fund to be a material factor in the Board’s deliberations concerning the continuation of the investment sub-advisory agreement. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
27

Calvert
International Opportunities Fund
March 31, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
28

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Investment Sub-Adviser
Eaton Vance Advisers International Ltd.
125 Old Broad Street
London, EC2N 1AR
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
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Printed on recycled paper.
24212     3.31.20

Calvert
Emerging Markets Advancement Fund
Semiannual Report
March 31, 2020

Important Note. Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (calvert.com/prospectus), and you will be notified by mail each time a report is posted and provided with a website address to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you are a direct investor, you may elect to receive shareholder reports and other communications from the Fund electronically by signing up for e-Delivery at calvert.com. If you own your shares through a financial intermediary (such as a broker-dealer or bank), you must contact your financial intermediary to sign up.
You may elect to receive all future Fund shareholder reports in paper free of charge. If you are a direct investor, you can inform the Fund that you wish to continue receiving paper copies of your shareholder reports by calling 1-800-368-2745. If you own these shares through a financial intermediary, you must contact your financial intermediary or follow instructions included with this disclosure, if applicable, to elect to continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Calvert funds held directly or to all funds held through your financial intermediary, as applicable.
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Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly neither the Fund nor the adviser is subject to CFTC regulation.
Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.
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Semiannual Report March 31, 2020
Calvert
Emerging Markets Advancement Fund

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Performance

Portfolio Managers Marshall Stocker, Ph.D., CFA, Jade Huang, CFA and Christopher Madden, CFA, each of Calvert Research and Management
% Cumulative Total Returns[1,2]	Class Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Class A at NAV	10/01/2019	10/01/2019	(15.07)%	—%	—%	(15.07)%
Class A with 4.75% Maximum Sales Charge	—	—	(19.11)	—	—	(19.11)
Class I at NAV	10/01/2019	10/01/2019	(14.97)	—	—	(14.97)
··
MSCI Emerging Markets Index	—	—	(14.55)%	(17.69)%	(0.37)%	(14.34)%
Calvert Emerging Markets Index	—	—	(14.71)	—	—	(14.58)

% Total Annual Operating Expense Ratios[3]	Class A	Class I
Gross	1.35%	1.10%
Net	1.20	0.95
See Endnotes and Additional Disclosures in this report.
Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to www.calvert.com.
2

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Fund Profile

Sector Allocation (% of net assets)*

*Excludes cash and cash equivalents.
Top 10 Holdings (% of net assets)*
Alibaba Group Holding, Ltd. ADR	6.2%
Tencent Holdings, Ltd.	5.6
Samsung Electronics Co., Ltd.	5.5
Taiwan Semiconductor Manufacturing Co., Ltd.	5.1
China Construction Bank Corp., Class H	1.7
Hellenic Telecommunications Organization SA	1.6
Ping An Insurance (Group) Co. of China, Ltd., Class H	1.2
Industrial & Commercial Bank of China, Ltd., Class H	1.1
First Abu Dhabi Bank PJSC	1.0
JD.com, Inc. ADR	1.0
Total	30.0%

*	Excludes cash and cash equivalents.

See Endnotes and Additional Disclosures in this report.
3

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Endnotes and Additional Disclosures

[1]	MSCI Emerging Markets Index is an unmanaged index of emerging markets common stocks. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. The Calvert Emerging Markets Index (the Index) is composed of equity securities of companies that are located in or tied economically to countries that Calvert Research and Management has classified as emerging market countries and that meet certain environmental, social and governance criteria. The Index is reconstituted annually and rebalanced quarterly. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.
[2]	Cumulative Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Cumulative Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund's or oldest share class' inception, as applicable.
[3]	Source: Fund prospectus. Net expense ratios reflect a contractual expense reimbursement that continues through 1/31/21. Without the reimbursement, performance would have been lower. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.
Fund profile subject to change due to active management.
Important Notice to Shareholders
Effective May 14, 2020, Marshall Stocker became the sole portfolio manager of the Fund.
4

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Fund Expenses

Example
As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2019 to March 31, 2020).
Actual Expenses
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.
	Beginning Account Value (10/1/19)	Ending Account Value (3/31/20)	Expenses Paid During Period* (10/1/19 – 3/31/20)	Annualized Expense Ratio
Actual
Class A	$1,000.00	$ 849.30	$5.59 **	1.21%
Class I	$1,000.00	$ 850.30	$4.44 **	0.96%
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,018.95	$6.11 **	1.21%
Class I	$1,000.00	$1,020.20	$4.85 **	0.96%

*	Expenses are equal to the Fund's annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the opening of business on October 1, 2019.
**	Absent a waiver and/or reimbursement of expenses by an affiliate, expenses would be higher.
5

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Schedule of Investments (Unaudited)

Common Stocks — 82.8%

Security	Shares	Value
Brazil — 7.4%
Alpargatas SA, PFC Shares	2,400	$ 10,697
Atacadao SA(1)	7,600	30,174
Azul SA, PFC Shares(1)	2,700	9,119
B2W Cia Digital(1)	1,900	17,552
B3 SA - Brasil Bolsa Balcao	17,500	120,908
Banco Bradesco SA, PFC Shares	34,500	137,904
Banco do Brasil SA	7,300	39,183
BB Seguridade Participacoes SA	5,700	27,260
BR Malls Participacoes SA	9,600	18,438
Bradespar SA, PFC Shares	2,700	15,152
CCR SA	10,000	22,575
Cia Brasileira de Distribuicao	3,200	40,855
Cia de Saneamento Basico do Estado de Sao Paulo	3,100	23,333
Cia de Saneamento do Parana, PFC Shares	15,000	13,885
Cia Energetica de Minas Gerais, PFC Shares	8,800	15,090
Cia Energetica de Sao Paulo, Class B, PFC Shares	2,100	10,864
Cia Paranaense de Energia, Class B, PFC Shares	1,100	11,326
Cielo SA	12,500	10,681
Cogna Educacao	12,900	9,930
Cosan SA	3,000	31,039
Cosan, Ltd., Class A(1)	1,100	13,530
CPFL Energia SA	2,200	11,377
Cyrela Brazil Realty SA Empreendimentos e Participacoes	2,800	7,614
Duratex SA	3,400	6,118
EDP - Energias do Brasil SA	3,800	11,906
Eneva SA(1)	2,800	18,726
Engie Brasil Energia SA	2,300	17,228
Equatorial Energia SA	8,200	27,775
Fleury SA	2,100	8,180
Hapvida Participacoes e Investimentos SA(2)	1,800	14,688
Hypera SA	3,300	18,157
Iguatemi Empresa de Shopping Centers SA	1,100	6,616
IRB Brasil Resseguros SA	7,600	14,158
Itau Unibanco Holding SA, PFC Shares	42,200	187,525
Itausa - Investimentos Itau SA, PFC Shares	40,400	68,187
Linx SA	2,200	7,049
Localiza Rent a Car SA	4,960	25,105
Lojas Americanas SA, PFC Shares	7,400	25,635
Lojas Renner SA	7,900	51,024
M Dias Branco SA(1)	3,200	17,921
Magazine Luiza SA	6,300	47,273
Metalurgica Gerdau SA, PFC Shares	17,700	15,840
Multiplan Empreendimentos Imobiliarios SA(1)	3,100	11,383
Natura & Co. Holding SA	4,200	20,806
Notre Dame Intermedica Participacoes SA	2,800	24,227
Security	Shares	Value
Brazil (continued)
Pagseguro Digital, Ltd., Class A(1)(3)	1,400	$ 27,062
Porto Seguro SA	900	7,780
Qualicorp Consultoria e Corretora de Seguros SA	2,700	12,263
Raia Drogasil SA	1,900	37,242
Rumo SA(1)	8,800	33,279
StoneCo, Ltd., Class A(1)(3)	900	19,593
Sul America SA	3,200	20,816
Suzano SA	5,300	36,506
Telefonica Brasil SA, PFC Shares	3,700	35,212
TIM Participacoes SA	8,800	21,068
TOTVS SA	1,600	14,374
Transmissora Alianca de Energia Eletrica SA	4,100	20,381
Ultrapar Participacoes SA	15,400	37,136
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, PFC Shares	14,500	13,729
Via Varejo SA(1)	10,300	10,466
WEG SA	11,200	72,359
YDUQS Part	2,200	9,387
		$ 1,722,666
China — 31.2%
3SBio, Inc.(1)(2)	6,000	$ 6,172
58.com, Inc. ADR(1)	600	29,232
AAC Technologies Holdings, Inc.(3)	3,000	15,299
Agile Group Holdings, Ltd.	10,000	10,708
Alibaba Group Holding, Ltd. ADR(1)	7,500	1,458,600
Anhui Conch Cement Co., Ltd., Class H	8,500	58,392
ANTA Sports Products, Ltd.	5,000	36,283
Autohome, Inc. ADR(1)	700	49,714
Bank of China, Ltd., Class H	421,000	160,259
Bank of Communications Co., Ltd., Class H	96,000	58,470
Baozun, Inc. ADR(1)(3)	300	8,382
BeiGene, Ltd.(1)	3,200	30,875
Beijing Capital International Airport Co., Ltd., Class H	14,000	8,885
Beijing Enterprises Water Group, Ltd.	30,000	11,631
Brilliance China Automotive Holdings, Ltd.	16,000	13,029
BYD Co., Ltd., Class H(3)	3,500	18,673
China CITIC Bank Corp, Ltd., Class H	54,000	26,555
China Conch Venture Holdings, Ltd.	8,000	35,480
China Construction Bank Corp., Class H	495,000	402,359
China Eastern Airlines Corp., Ltd., Class H(1)(3)	36,000	12,327
China Everbright International, Ltd.	19,000	10,804
China Evergrande Group(3)	9,000	14,752
China Galaxy Securities Co., Ltd., Class H	21,500	10,318
China Hongqiao Group, Ltd.	18,500	7,818
China International Capital Corp., Ltd., Class H(2)	6,800	10,883
China Jinmao Holdings Group, Ltd.	22,000	14,025

6
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China Lesso Group Holdings, Ltd.	11,000	$ 14,241
China Life Insurance Co., Ltd., Class H	38,000	73,380
China Longyuan Power Group Corp., Ltd., Class H	22,000	12,008
China Medical System Holdings, Ltd.	8,000	8,558
China Mengniu Dairy Co., Ltd.	15,000	51,731
China Merchants Bank Co., Ltd., Class H	19,000	85,002
China Minsheng Banking Corp., Ltd., Class H	32,500	24,038
China Mobile, Ltd.	29,500	221,081
China National Building Material Co., Ltd., Class H	28,000	30,081
China Oilfield Services, Ltd., Class H	22,000	16,795
China Resources Cement Holdings, Ltd.	18,000	21,147
China Resources Land, Ltd.	14,000	57,141
China Telecom Corp, Ltd., Class H	66,000	19,997
China Tower Corp, Ltd., Class H(2)	192,000	42,663
China Unicom (Hong Kong), Ltd.	30,000	17,497
China Vanke Co., Ltd., Class H	7,300	23,775
CIFI Holdings Group Co., Ltd.	14,000	9,925
CNOOC, Ltd.	96,000	99,761
Country Garden Holdings Co., Ltd.(3)	34,000	40,648
Country Garden Services Holdings Co., Ltd.	7,000	28,167
CRRC Corp., Ltd., Class H	24,000	12,094
CSPC Pharmaceutical Group, Ltd.	22,000	43,276
ENN Energy Holdings, Ltd.	3,500	33,905
Far East Horizon, Ltd.	16,000	12,806
GDS Holdings, Ltd. ADR(1)	700	40,579
Geely Automobile Holdings, Ltd.	22,000	31,927
Genscript Biotech Corp.(1)(3)	4,000	6,402
Great Wall Motor Co., Ltd., Class H	15,000	9,512
Guangdong Investment, Ltd.	14,000	26,867
Guangzhou Automobile Group Co., Ltd., Class H	12,000	11,936
Guangzhou R&F Properties Co., Ltd., Class H	7,200	9,261
Haidilao International Holding, Ltd.(2)(3)	5,000	19,279
Haitong Securities Co., Ltd., Class H	12,000	10,900
Hengan International Group Co., Ltd.	3,000	22,408
Huaneng Power International, Inc., Class H	22,000	8,204
Huatai Securities Co., Ltd., Class H(2)	8,000	11,800
Huazhu Group, Ltd. ADR	1,200	34,476
Industrial & Commercial Bank of China, Ltd., Class H	374,000	255,135
Innovent Biologics, Inc.(1)(2)	4,500	18,777
iQIYI, Inc. ADR(1)(3)	1,400	24,920
JD.com, Inc. ADR(1)	5,700	230,850
Jiangsu Expressway Co., Ltd., Class H	10,000	11,115
JOYY, Inc. ADR(1)	300	15,978
Kingdee International Software Group Co., Ltd.	10,000	13,153
Kingsoft Corp., Ltd.(1)	5,000	16,072
Kunlun Energy Co., Ltd.	20,000	11,558
Li Ning Co., Ltd.	8,500	24,453
Security	Shares	Value
China (continued)
Logan Property Holdings Co., Ltd.	8,000	$ 12,169
Longfor Group Holdings, Ltd.(2)	7,500	36,097
Meituan Dianping, Class B(1)	14,100	168,090
Minth Group, Ltd.	4,000	8,505
Momo, Inc. ADR	1,100	23,859
NetEase, Inc. ADR	400	128,384
New China Life Insurance Co., Ltd., Class H	4,000	12,317
New Oriental Education & Technology Group, Inc. ADR(1)	800	86,592
NIO, Inc. ADR(1)(3)	3,300	9,174
People's Insurance Co. Group of China Ltd. (The), Class H	40,000	13,102
PICC Property & Casualty Co., Ltd., Class H	44,000	42,133
Pinduoduo, Inc. ADR(1)	1,500	54,045
Ping An Healthcare and Technology Co., Ltd.(1)(2)(3)	1,900	17,495
Ping An Insurance (Group) Co. of China, Ltd., Class H	28,000	273,455
Postal Savings Bank of China Co., Ltd., Class H(2)	41,000	24,962
Semiconductor Manufacturing International Corp.(1)(3)	13,500	21,204
Shenzhen International Holdings, Ltd.	6,500	11,788
Shimao Property Holdings, Ltd.	5,000	17,328
Sinopharm Group Co., Ltd., Class H	7,200	15,953
Sunac China Holdings, Ltd.	11,000	50,168
Sunny Optical Technology Group Co., Ltd.	3,100	41,006
TAL Education Group ADR(1)	1,600	85,216
Tencent Holdings, Ltd.	26,300	1,299,946
Tingyi (Cayman Islands) Holding Corp.	10,000	16,258
TravelSky Technology, Ltd., Class H	5,000	8,751
Trip.com Group, Ltd. ADR(1)	1,800	42,210
United Energy Group, Ltd.	88,000	16,941
Vipshop Holdings, Ltd. ADR(1)	1,800	28,044
Weibo Corp. ADR(1)(3)	500	16,555
Weichai Power Co., Ltd., Class H	11,000	17,522
Wuxi Biologics Cayman, Inc.(1)(2)	2,500	31,917
Xiaomi Corp., Class B(1)(2)(3)	66,800	88,696
Xinyi Solar Holdings, Ltd.	22,000	12,206
Yihai International Holding Ltd.(1)	2,000	15,065
Yum China Holdings, Inc.	2,200	93,786
Zhaojin Mining Industry Co., Ltd., Class H	13,500	13,567
ZTO Express Cayman, Inc. ADR	1,900	50,312
		$ 7,290,022
Colombia — 3.5%
Banco Davivienda SA, PFC Shares	6,400	$ 48,055
Bancolombia SA	18,200	107,981
Cementos Argos SA	77,800	78,336
Empresa de Energia de Bogota SA ESP(1)	177,800	98,486
Grupo Aval Acciones y Valores SA, PFC Shares	268,700	59,336
Grupo de Inversiones Suramericana SA	16,800	82,801
Grupo Nutresa SA	13,400	63,009

7
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Colombia (continued)
Interconexion Electrica SA ESP	28,000	$ 106,706
Millicom International Cellular SA SDR	6,600	183,371
		$ 828,081
Cyprus — 0.5%
Polymetal International PLC	6,700	$ 114,130
		$ 114,130
Greece — 5.1%
Alpha Bank AE(1)	187,126	$ 138,514
Eurobank Ergasias SA(1)	339,395	142,003
Hellenic Telecommunications Organization SA	30,587	369,751
JUMBO SA	14,206	190,703
Motor Oil (Hellas) Corinth Refineries SA	8,100	98,865
Mytilineos SA	14,300	95,575
National Bank of Greece SA(1)	74,200	97,897
Piraeus Bank SA(1)	43,700	62,429
		$ 1,195,737
Hong Kong — 1.0%
Alibaba Health Information Technology, Ltd.(1)	14,000	$ 23,007
Alibaba Pictures Group, Ltd.(1)	80,000	10,216
China Gas Holdings, Ltd.	12,600	43,570
China Overseas Land & Investment, Ltd.	18,000	55,187
China Resources Gas Group, Ltd.	4,000	20,073
China Taiping Insurance Holdings Co., Ltd.	7,200	11,653
Haier Electronics Group Co., Ltd.	6,000	15,839
Sino Biopharmaceutical, Ltd.	29,000	37,847
Sun Art Retail Group, Ltd.	16,000	23,538
		$ 240,930
Russia — 4.3%
Magnit PJSC	1,200	$ 48,117
Mail.Ru Group, Ltd. GDR(1)(4)	1,800	29,232
Mobile TeleSystems PJSC	15,800	59,115
Moscow Exchange MICEX-RTS PJSC	36,800	44,967
Novatek PJSC	10,800	123,084
PhosAgro PJSC	400	12,363
Polyus PJSC	800	108,831
Rostelecom PJSC	13,000	12,019
Surgutneftegas PJSC	194,523	80,965
Tatneft PJSC	22,000	151,601
Transneft PJSC	41	75,721
VEON, Ltd. ADR	8,000	12,080
VTB Bank PJSC	136,270,400	55,398
X5 Retail Group NV GDR(4)	1,800	48,600
Security	Shares	Value
Russia (continued)
Yandex NV, Class A(1)	4,400	$ 149,820
		$ 1,011,913
South Korea — 13.4%
AMOREPACIFIC Corp.	144	$ 19,748
AMOREPACIFIC Group	251	11,330
BGF retail Co., Ltd.	79	8,557
Celltrion Healthcare Co., Ltd.(1)	690	50,338
Celltrion, Inc.(1)	761	141,547
Cheil Worldwide, Inc.	607	7,866
CJ CheilJedang Corp.	117	20,666
Coway Co., Ltd.(1)	308	14,570
DB Insurance Co., Ltd.	408	11,561
Doosan Bobcat, Inc.	551	8,079
Douzone Bizon Co., Ltd.	175	11,549
E-MART, Inc.	237	20,560
Fila Holdings Corp.	443	10,471
GS Holdings Corp.	604	18,209
GS Retail Co., Ltd.	400	10,142
Hana Financial Group, Inc.	1,494	28,107
Hanjin Kal Corp.	300	18,155
Hankook Tire & Technology Co., Ltd.	439	6,932
Hanmi Pharm Co., Ltd.	100	21,300
Hanon Systems	1,500	10,893
Hanwha Solutions Corp.	900	9,788
Helixmith Co., Ltd.(1)	228	12,710
HLB, Inc.(1)	160	11,638
Hotel Shilla Co., Ltd.	143	8,183
Hyundai Engineering & Construction Co., Ltd.	1,129	25,178
Hyundai Glovis Co., Ltd.	106	7,844
Hyundai Heavy Industries Holdings Co., Ltd.	42	6,764
Hyundai Mobis Co., Ltd.	406	56,161
Hyundai Motor Co.	887	63,901
Hyundai Steel Co.	670	9,796
Industrial Bank of Korea	1,200	7,332
Kakao Corp.	294	37,186
KB Financial Group, Inc.	1,946	54,729
Korea Investment Holdings Co., Ltd.	213	8,587
Korea Zinc Co., Ltd.	105	30,557
KT Corp.	1,418	22,950
LG Chem, Ltd.	302	74,800
LG Corp.	660	31,970
LG Display Co., Ltd.(1)	848	7,620
LG Electronics, Inc.	707	27,798
LG Household & Health Care, Ltd.	49	44,883
LG Innotek Co., Ltd.	100	9,203
LG Uplus Corp.	1,050	9,225

8
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Lotte Chemical Corp.	65	$ 10,204
Mirae Asset Daewoo Co., Ltd.	1,777	7,604
NAVER Corp.	817	113,591
NCSoft Corp.	83	44,297
Netmarble Corp.(1)(2)	155	11,808
NH Investment & Securities Co., Ltd.	1,530	11,197
Orion Corp. of Republic of Korea	162	15,306
S-1 Corp.	177	11,681
Samsung C&T Corp.	446	32,543
Samsung Electro-Mechanics Co., Ltd.	250	19,810
Samsung Electronics Co., Ltd.	33,138	1,288,455
Samsung Engineering Co., Ltd.(1)	2,698	22,230
Samsung Fire & Marine Insurance Co., Ltd.	137	17,327
Samsung Heavy Industries Co., Ltd.(1)	1,893	6,009
Samsung Life Insurance Co., Ltd.	382	13,369
Samsung SDI Co., Ltd.	277	53,929
Samsung SDS Co., Ltd.	151	18,457
Samsung Securities Co., Ltd.	500	11,979
Shinhan Financial Group Co., Ltd.	2,437	57,012
Shinsegae, Inc.	60	10,640
SK Hynix, Inc.	3,186	215,386
SK Innovation Co., Ltd.	595	42,100
SK Telecom Co., Ltd.	179	26,035
S-Oil Corp.	580	26,944
Woori Financial Group, Inc.	2,746	17,084
Yuhan Corp.	57	10,665
		$ 3,145,045
Taiwan — 13.0%
Accton Technology Corp.	2,000	$ 10,701
Advantech Co., Ltd.	1,000	8,240
Airtac International Group	2,000	29,491
ASE Technology Holding Co., Ltd.	19,000	36,803
Asustek Computer, Inc.	6,000	40,626
AU Optronics Corp.	35,000	7,294
Catcher Technology Co., Ltd.	8,000	51,175
Cathay Financial Holding Co., Ltd.	46,000	53,537
Chailease Holding Co., Ltd.	5,000	15,060
Chang Hwa Commercial Bank, Ltd.	38,000	23,990
Cheng Shin Rubber Industry Co., Ltd.	7,000	7,107
China Development Financial Holding Corp.	46,000	11,271
China Life Insurance Co., Ltd.(1)	12,000	6,637
China Steel Corp.	69,000	43,222
Chroma ATE, Inc.	4,000	16,306
Chunghwa Telecom Co., Ltd.	21,000	74,451
Compal Electronics, Inc.	17,000	9,704
CTBC Financial Holding Co., Ltd.	97,000	57,117
Security	Shares	Value
Taiwan (continued)
Delta Electronics, Inc.	8,000	$ 31,663
E.Sun Financial Holding Co., Ltd.	57,000	45,501
Eclat Textile Co., Ltd.	1,000	7,916
Elite Material Co., Ltd.	4,000	13,911
Far Eastern New Century Corp.	11,000	8,180
Far EasTone Telecommunications Co., Ltd.	6,000	12,529
Feng TAY Enterprise Co., Ltd.	2,000	8,566
First Financial Holding Co., Ltd.	46,000	29,725
Formosa Petrochemical Corp.	4,000	10,679
Foxconn Technology Co., Ltd.	6,000	9,771
Fubon Financial Holding Co., Ltd.	39,000	48,205
Giant Manufacturing Co., Ltd.	2,000	8,836
Globalwafers Co., Ltd.	1,000	11,170
Hiwin Technologies Corp.	3,000	19,732
Hon Hai Precision Industry Co., Ltd.	65,000	149,647
Hotai Motor Co., Ltd.	2,000	32,295
Hua Nan Financial Holdings Co., Ltd.	29,000	17,252
Innolux, Corp.	40,000	6,894
Inventec Corp.	15,000	11,502
Largan Precision Co., Ltd.	1,000	126,269
Lite-On Technology Corp.	8,000	10,883
Macronix International	9,000	7,507
MediaTek, Inc.	8,000	85,866
Mega Financial Holding Co., Ltd.	55,000	51,645
Micro-Star International Co., Ltd.	4,000	11,691
Nanya Technology Corp.	5,000	8,800
Novatek Microelectronics Corp.	2,000	11,276
Pegatron Corp.	7,000	13,358
Phison Electronics Corp.	1,000	8,086
Pou Chen Corp.	8,000	6,762
Powertech Technology, Inc.	3,000	8,496
President Chain Store Corp.	2,000	18,698
Quanta Computer, Inc.	11,000	21,782
Realtek Semiconductor Corp.	2,000	14,358
Shanghai Commercial & Savings Bank, Ltd. (The)	13,000	16,829
Shin Kong Financial Holding Co., Ltd.	38,000	9,531
Sino-American Silicon Products, Inc.	4,000	10,239
SinoPac Financial Holdings Co., Ltd.	31,000	11,297
Synnex Technology International Corp.	10,000	12,222
Taishin Financial Holding Co., Ltd.	71,000	27,332
Taiwan Business Bank	27,000	8,593
Taiwan Cement Corp.	25,000	32,468
Taiwan Cooperative Financial Holding Co., Ltd.	50,000	30,195
Taiwan Fertilizer Co., Ltd.	7,000	9,616
Taiwan High Speed Rail Corp.	8,000	7,553
Taiwan Mobile Co., Ltd.	7,000	23,113
Taiwan Semiconductor Manufacturing Co., Ltd.	133,000	1,197,307

9
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Teco Electric and Machinery Co., Ltd.	17,000	$ 13,503
Unimicron Technology Corp.	9,000	9,446
Uni-President Enterprises Corp.	25,000	54,110
United Microelectronics Corp.	45,000	20,176
Vanguard International Semiconductor Corp.	4,000	7,754
Voltronic Power Technology Corp.	1,000	20,782
Walsin Lihwa Corp.	23,000	8,306
Walsin Technology Corp.	4,000	21,133
Win Semiconductors Corp.	1,000	8,582
Wistron Corp.	11,000	8,893
Wiwynn Corp.	1,000	22,993
WPG Holdings, Ltd.	9,000	10,535
Yageo Corp.	1,000	8,980
Yuanta Financial Holding Co., Ltd.	53,000	27,059
Zhen Ding Technology Holding, Ltd.	2,000	6,112
		$ 3,036,842
United Arab Emirates — 3.4%
Abu Dhabi Commercial Bank PJSC	56,300	$ 70,266
Abu Dhabi Islamic Bank PJSC	17,900	19,201
Aldar Properties PJSC	85,600	35,318
Dana Gas PJSC	53,000	8,207
DP World PLC	5,200	78,164
Dubai Islamic Bank PJSC	34,700	33,890
Emaar Development PJSC	14,300	8,426
Emaar Malls PJSC	32,600	9,406
Emaar Properties PJSC	77,000	45,731
Emirates NBD Bank PJSC	60,285	117,014
Emirates Telecommunications Group Co. PJSC	35,200	132,999
First Abu Dhabi Bank PJSC	89,900	231,795
		$ 790,417
Total Common Stocks (identified cost $23,964,591)		$ 19,375,783

Short-Term Investments — 2.2%
Foreign Government Securities — 2.1%

Security	Principal Amount (000's omitted)	Value
Pakistan Treasury Bill, 0.00%, 1/14/21	PKR 89,000	$ 489,580
Total Foreign Government Securities (identified cost $521,894)		$ 489,580

Securities Lending Collateral — 0.1%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 0.24%(5)	23,974	$ 23,974
Total Securities Lending Collateral (identified cost $23,974)		$ 23,974
Total Short-Term Investments (identified cost $545,868)		$ 513,554
Total Investments — 85.0% (identified cost $24,510,459)		$ 19,889,337
Other Assets, Less Liabilities — 15.0%		$ 3,507,423
Net Assets — 100.0%		$ 23,396,760

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $335,237, which represents 1.4% of the net assets of the Fund as of March 31, 2020.
(3)	All or a portion of this security was on loan at March 31, 2020. The aggregate market value of securities on loan at March 31, 2020 was $346,665.
(4)	Security is exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2020, the aggregate value of these securities is $77,832 or 0.3% of the Fund's net assets.
(5)	Represents investment of cash collateral received in connection with securities lending.

10
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

At March 31, 2020, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	17.9%
Information Technology	17.9
Consumer Discretionary	13.5
Communication Services	13.5
Energy	3.6
Industrials	3.5
Materials	3.2
Consumer Staples	2.8
Utilities	2.4
Health Care	2.4
Real Estate	2.1
Total	82.8%
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	1,637,885	USD	1,791,712	Standard Chartered Bank	4/2/20	$ 14,710	$ —
USD	1,804,111	EUR	1,637,885	Standard Chartered Bank	4/2/20	—	(2,311)
TWD	28,700,000	USD	936,226	Standard Chartered Bank	4/7/20	13,463	—
USD	623,706	TWD	18,717,400	Standard Chartered Bank	4/7/20	4,343	—
USD	332,421	TWD	9,982,600	Standard Chartered Bank	4/7/20	2,095	—
USD	1,794,079	EUR	1,637,885	Standard Chartered Bank	5/5/20	—	(14,641)
						$34,611	$(16,952)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Equity Futures
MSCI Emerging Markets Index	28	Long	6/19/20	$1,180,060	$ 15,186
SGX NIFTY 50 Index	37	Long	4/30/20	630,759	71,428
					$86,614

Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
PFC Shares	– Preference Shares
SDR	– Swedish Depositary Receipt

11
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Schedule of Investments (Unaudited) — continued

Currency Abbreviations:
EUR	– Euro
PKR	– Pakistani Rupee
TWD	– New Taiwan Dollar
USD	– United States Dollar
12
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Statement of Assets and Liabilities (Unaudited)

March 31, 2020
Assets
Investments in securities of unaffiliated issuers, at value (identified cost $24,510,459) - including $346,665 of securities on loan	$ 19,889,337
Receivable for variation margin on open futures contracts	27,832
Receivable for open forward foreign currency exchange contracts	34,611
Cash	3,050,378
Cash denominated in foreign currency, at value (cost $103,167)	98,229
Receivable for capital shares sold	88,966
Dividends receivable	51,501
Securities lending income receivable	334
Receivable from affiliate	17,478
Deposits at broker for futures contracts	269,600
Directors' deferred compensation plan	44
Total assets	$23,528,310
Liabilities
Payable for open forward foreign currency exchange contracts	$ 16,952
Payable for foreign capital gain taxes	315
Deposits for securities loaned	23,974
Payable to affiliates:
Investment advisory fee	13,073
Administrative fee	2,490
Distribution and service fees	3
Sub-transfer agency fee	156
Directors' deferred compensation plan	44
Accrued expenses	74,543
Total liabilities	$ 131,550
Net Assets	$23,396,760
Sources of Net Assets
Paid-in capital	$ 28,754,039
Accumulated loss	(5,357,279)
Total	$23,396,760
Class A Shares
Net Assets	$ 23,140
Shares Outstanding	2,737
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.45
Maximum Offering Price Per Share (100 ÷ 95.25 of net asset value per share)	$ 8.87
Class I Shares
Net Assets	$ 23,373,620
Shares Outstanding	2,762,594
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$ 8.46

On sales of $50,000 or more, the offering price of Class A shares is reduced.
13
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Statement of Operations (Unaudited)

Six Months Ended
March 31, 2020(1)
Investment Income
Dividend income (net of foreign taxes withheld of $15,985)	$ 158,421
Interest income	24,126
Securities lending income, net	929
Total investment income	$ 183,476
Expenses
Investment advisory fee	$ 70,015
Administrative fee	13,336
Distribution and service fees:
Class A	14
Directors' fees and expenses	660
Custodian fees	24,029
Transfer agency fees and expenses	806
Accounting fees	13,675
Professional fees	19,752
Registration fees	25,116
Reports to shareholders	2,966
Interest expense	1,058
Miscellaneous	4,734
Total expenses	$ 176,161
Waiver and/or reimbursement of expenses by affiliate	$ (68,258)
Reimbursement of expenses - other	(151)
Net expenses	$ 107,752
Net investment income	$ 75,724
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$ (379,988)
Futures contracts	(246,833)
Foreign currency transactions	(66,766)
Forward foreign currency exchange contracts	(105,911)
Net realized loss	$ (799,498)
Change in unrealized appreciation (depreciation):
Investment securities (including net increase in payable for foreign capital gains taxes of $(315))	$ (4,621,437)
Futures contracts	86,614
Foreign currency	(8,384)
Forward foreign currency exchange contracts	17,659
Net change in unrealized appreciation (depreciation)	$(4,525,548)
Net realized and unrealized loss	$(5,325,046)
Net decrease in net assets from operations	$(5,249,322)

(1)	The Fund commenced operations on October 1, 2019.
14
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Statement of Changes in Net Assets

Six Months Ended March 31, 2020 (Unaudited)(1)
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 75,724
Net realized loss	(799,498)
Net change in unrealized appreciation (depreciation)	(4,525,548)
Net decrease in net assets from operations	$ (5,249,322)
Distributions to shareholders:
Class A	$ (53)
Class I	(107,904)
Total distributions to shareholders	$ (107,957)
Capital share transactions:
Class A	$ 24,943
Class I	28,729,096
Net increase in net assets from capital share transactions	$28,754,039
Net increase in net assets	$23,396,760
Net Assets
At beginning of period	$ —
At end of period	$23,396,760

(1)	The Fund commenced operations on October 1, 2019.
15
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Financial Highlights

Class A
Six Months Ended March 31, 2020 (Unaudited)(1)

Net asset value — Beginning of period	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.02
Net realized and unrealized loss	(1.52)
Total loss from operations	$ (1.50)
Less Distributions
From net realized gain	$ (0.05)
Total distributions	$ (0.05)
Net asset value — End of period	$ 8.45
Total Return(3)	(15.07)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$ 23
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.81% (6)(7)
Net expenses	1.21% (6)(7)
Net investment income	0.45% (6)
Portfolio Turnover	51% (4)

(1)	The Fund commenced operations on October 1, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense of 0.01%.
16
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Financial Highlights — continued

Class I
Six Months Ended March 31, 2020 (Unaudited)(1)

Net asset value — Beginning of period	$ 10.00
Income (Loss) From Operations
Net investment income(2)	$ 0.03
Net realized and unrealized loss	(1.52)
Total loss from operations	$ (1.49)
Less Distributions
From net realized gain	$ (0.05)
Total distributions	$ (0.05)
Net asset value — End of period	$ 8.46
Total Return(3)	(14.97)% (4)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,374
Ratios (as a percentage of average daily net assets):(5)
Total expenses	1.57% (6)(7)
Net expenses	0.96% (6)(7)
Net investment income	0.68% (6)
Portfolio Turnover	51% (4)

(1)	The Fund commenced operations on October 1, 2019.
(2)	Computed using average shares outstanding.
(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges, if any.
(4)	Not annualized.
(5)	Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.
(6)	Annualized.
(7)	Includes interest expense of 0.01%.
17
See Notes to Financial Statements.

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies
Calvert Emerging Markets Advancement Fund (the Fund) is a diversified series of Calvert World Values Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is is total return. The Fund commenced operations on October 1, 2019.
The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. A contingent deferred sales charge of 0.80% may apply to certain redemptions of Class A shares for accounts for which no sales charge was paid, if redeemed within 12 months of purchase. Class I shares are sold at net asset value, are not subject to a sales charge and are sold only to certain eligible investors. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and is subject to different expenses.
The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.
A  Investment Valuation— Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ Global or Global Select Market are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund's Board has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Such securities are categorized as Level 2 in the hierarchy.
Short-Term Debt Securities. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued on the basis of valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.
Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.
Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 or Level 2 in the hierarchy. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund's forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service and are categorized as Level 2 in the hierarchy.
Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund's adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may
18

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.
The following table summarizes the market value of the Fund's holdings as of March 31, 2020, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Brazil	$ 1,722,666	$ —	$ —	$ 1,722,666
China	2,510,908	4,779,114	—	7,290,022
Colombia	644,710	183,371	—	828,081
Cyprus	—	114,130	—	114,130
Greece	—	1,195,737	—	1,195,737
Hong Kong	—	240,930	—	240,930
Russia	239,732	772,181	—	1,011,913
South Korea	—	3,145,045	—	3,145,045
Taiwan	—	3,036,842	—	3,036,842
United Arab Emirates	—	790,417	—	790,417
Total Common Stocks	$5,118,016	$14,257,767 (1)	$ —	$19,375,783
Short-Term Investments —
Foreign Government Securities	$ —	$ 489,580	$ —	$ 489,580
Securities Lending Collateral	23,974	—	—	23,974
Total Investments	$5,141,990	$14,747,347	$ —	$19,889,337
Forward Foreign Currency Exchange Contracts	$ —	$ 34,611	$ —	$ 34,611
Futures Contracts	15,186	71,428	—	86,614
Total	$5,157,176	$14,853,386	$ —	$20,010,562
Liability Description
Forward Foreign Currency Exchange Contracts	$ —	$ (16,952)	$ —	$ (16,952)
Total	$ —	$ (16,952)	$ —	$ (16,952)

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
B  Investment Transactions and Income— Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date.
Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned.
C  Share Class Accounting— Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.
19

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

D  Foreign Currency Transactions— The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
E  Futures Contracts— The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.
F  Forward Foreign Currency Exchange Contracts— The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.
G  Options Contracts— Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.
H  Distributions to Shareholders— Distributions to shareholders are recorded by the Fund on ex-dividend date. Distributions from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund's capital accounts to reflect income and gains available for distribution under income tax regulations.
I  Estimates— The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J   Indemnifications— The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.
K  Federal Income Taxes— No provision for federal income or excise tax is required since the Fund intends to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.
In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.
Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
20

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

L  Interim Financial Statements— The interim financial statements relating to March 31, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.
2  Related Party Transactions
The investment advisory fee is earned by Calvert Research and Management (CRM), a subsidiary of Eaton Vance Management (EVM), as compensation for investment advisory services rendered to the Fund. Pursuant to the investment advisory agreement, CRM receives a fee, payable monthly, at the annual rate of 0.63% of the Fund’s average daily net assets. For the six months ended March 31, 2020, the investment advisory fee amounted to $70,015.
CRM has agreed to reimburse the Fund’s operating expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only and excluding expenses such as brokerage commissions, acquired fund fees and expenses of unaffiliated funds, borrowing costs, taxes or litigation expenses) exceed 1.20% and 0.95% for Class A and Class I, respectively, of such class’ average daily net assets. The expense reimbursement agreement with CRM may be changed or terminated after January 31, 2021. For the six months ended March 31, 2020, CRM waived or reimbursed expenses of $68,258.
The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class A and Class I and is payable monthly. For the six months ended March 31, 2020, CRM was paid administrative fees of $13,336.
The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended March 31, 2020 amounted to $14 for Class A shares.
EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended March 31, 2020, sub-transfer agency fees and expenses incurred to EVM amounted to $181 and are included in transfer agency fees and expenses on the Statement of Operations.
Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000, plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $20,000 annual fee and Committee chairs receive an additional $6,000 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund's assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM. In addition, an advisory council was established to aid the Board and CRM in advancing the cause of responsible investing through original scholarship and thought leadership. The advisory council consists of CRM’s Chief Executive Officer and three (four prior to December 31, 2019) additional members. Each member (other than CRM’s Chief Executive Officer) received annual compensation of $75,000, which was being reimbursed by Calvert Investment Management, Inc. (CIM), the Calvert funds’ former investment adviser and Ameritas Holding Company, CIM’s parent company, through the end of 2019. For the six months ended March 31, 2020, the Fund’s allocated portion of such expense and reimbursement was $151, which are included in miscellaneous expense and reimbursement of expenses - other, respectively, on the Statement of Operations. For the year ending December 31, 2020, each member (other than CRM’s Chief Executive Officer) is expected to be compensated $20,000 for their service on the advisory council. Such compensation, and any other compensation and/or expenses incurred by the advisory council as may be approved by the Board, shall be borne by the Calvert funds.
3  Investment Activity
During the six months ended March 31, 2020, the cost of purchases and proceeds from sales of investments, other than short-term securities, were $33,979,953 and $9,650,057, respectively.
21

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

4  Distributions to Shareholders and Income Tax Information
The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at March 31, 2020, as determined on a federal income tax basis, were as follows:
Aggregate cost	$24,510,459
Gross unrealized appreciation	$ 601,610
Gross unrealized depreciation	(5,118,459)
Net unrealized depreciation	$ (4,516,849)
5  Financial Instruments
The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at March 31, 2020 is included in the Schedule of Investments. At March 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under these contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Equity Price Risk: During the six months ended March 31, 2020, the Fund entered into equity futures contracts to enhance total return, to manage certain investment risks and/or as a substitute for the purchase of securities.
Foreign Exchange Risk: During the six months ended March 31, 2020, the Fund entered into forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
The Fund enters into forward foreign currency exchange contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At March 31, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $16,952. At March 31, 2020, there were no assets pledged by the Fund for such liability.
The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) with its derivative counterparty. The ISDA Master Agreement is a bilateral agreement between the Fund and the counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the ISDA Master Agreement. Under the ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. The ISDA Master Agreement allows the counterparty to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreement, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.
The collateral requirements for derivatives traded under the ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under the ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required. Collateral pledged for the benefit of the Fund and/ or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Schedule of Investments.
22

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

At March 31, 2020, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure was as follows:
Risk	Derivative	Statement of Assets and Liabilities Caption	Assets	Liabilities
Foreign exchange	Forward foreign currency exchange contracts	Receivable/Payable for open forward foreign currency exchange contracts	$ 34,611	$ (16,952)
Equity price	Futures contracts	Accumulated loss	86,614 (1)	—
Total Derivatives			$121,225	$(16,952)
Derivatives not subject to master netting agreement			$ 86,614	$ —
Total Derivatives subject to master netting agreement			$ 34,611	$(16,952)

(1)	Only the current day's variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.
The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for such assets and pledged by the Fund for such liabilities as of March 31, 2020.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)
Standard Chartered Bank	$34,611	$(16,952)	$ —	$ —	$17,659

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Standard Chartered Bank	$(16,952)	$16,952	$ —	$ —	$ —

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to over collateralization.
(b)	Net amount represents the net amount due from the counterparty in the event of default.
(c)	Net amount represents the net amount payable to the counterparty in the event of default.
23

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended March 31, 2020 was as follows:
Statement of Operations Caption	Equity Price	Foreign Exchange	Total
Net realized gain (loss):
Investment securities (1)	$ —	$ (15,092)	$ (15,092)
Forward foreign currency exchange contracts	—	(105,911)	(105,911)
Futures contracts	(246,833)	—	(246,833)
Total	$(246,833)	$(121,003)	$(367,836)
Change in unrealized appreciation (depreciation):
Forward foreign currency exchange contracts	$ —	$ 17,659	$ 17,659
Futures contracts	86,614	—	86,614
Total	$ 86,614	$ 17,659	$ 104,273

(1)	Relates to purchased options.
The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended March 31, 2020, which are indicative of the volume of these derivative types, were approximately as follows:
Futures Contracts — Long	Forward Foreign Currency Exchange Contracts*
$3,420,000	$7,334,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.
The average principal amount of purchased currency options contracts outstanding during the six months ended March 31, 2020, which is indicative of the volume of this derivative type, was approximately $1,331,000.
6  Securities Lending
To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities as collateral equal at all times to at least 102% of the market value of the domestic securities loaned and 105% of the market value of the international securities loaned (if applicable). The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent on the basis of agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.
At March 31, 2020, the total value of securities on loan was $346,665 and the total value of collateral received was $363,071, comprised of cash of $23,974 and U.S. government and/or agencies securities of $339,097.
24

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of March 31, 2020.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Securities Lending Transactions
Common Stocks	$23,974	$ —	$ —	$ —	$23,974
The carrying amount of the liability for deposits for securities loaned at March 31, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at March 31, 2020.
7  Line of Credit
Effective October 29, 2019, the Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 27, 2020. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.
The Fund had no borrowings pursuant to its line of credit during the six months ended March 31, 2020.
8  Capital Shares
The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 75,000,000 common shares, $0.01 par value, for each Class.
Transactions in capital shares for the six months ended March 31, 2020 were as follows:
	Six Months Ended March 31, 2020(1)
	Shares	Amount
Class A
Shares sold	2,817	$ 25,593
Reinvestment of distributions	5	53
Shares redeemed	(85)	(703)
Net increase	2,737	$ 24,943
Class I
Shares sold	2,756,282	$ 28,662,588
Reinvestment of distributions	10,446	107,904
Shares redeemed	(4,134)	(41,396)
Net increase	2,762,594	$28,729,096

(1)	The Fund commenced operations on October 1, 2019.
At March 31, 2020, EVM, donor advised funds (established and maintained by a public charity) managed by EVM, Calvert Conservative Allocation Fund, Calvert Moderate Allocation Fund and Calvert Growth Allocation Fund owned in the aggregate 98.3% of the value of the outstanding shares of the Fund.
25

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Notes to Financial Statements (Unaudited) — continued

9  Risks and Uncertainties
Risks Associated with Foreign Investments
Investing in foreign securities involves additional risks relating to political, social, and economic developments abroad. Other risks result from differences between regulations that apply to U.S. and foreign issuers and markets, and the potential for foreign markets to be less liquid and more volatile than U.S. markets. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
The risks of investing in emerging market securities are greater than those of investing in securities of developed foreign countries. These risks include volatile currency exchange rates, periods of high inflation, increased risk of default, greater social, economic and political uncertainty and instability, less governmental supervision and regulation of securities markets, weaker auditing and financial reporting standards, lack of liquidity in the markets, and the significantly smaller market capitalization of emerging market issuers.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Fund's investments.
26

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Board of Directors' Contract Approval

Overview of the Contract Review Process
At a meeting of the Board of Directors (the “Board”) of the Calvert World Values Fund, Inc. (“CWF”), held on September 10, 2019, the Board, including a majority of the directors who are not “interested persons” of the fund (“Independent Directors”), voted to approve an Investment Advisory Agreement (the “Advisory Agreement”) between CWF and Calvert Research and Management (“CRM” or the “Adviser”) with respect to the Calvert Emerging Markets Advancement Fund (the “Fund”).
In evaluating the Advisory Agreement for the Fund, the Board considered a variety of information relating to the Fund and its proposed service providers, including the Adviser. At meetings held on June 12, 2019 and September 10, 2019, the Independent Directors reviewed certain materials and information prepared by the Adviser regarding various services to be provided to the Fund by the Adviser and its affiliates. Such report included, among other data, information regarding the Adviser’s personnel, descriptions of the investment strategies and investment process the Adviser proposed to use in managing the Fund, descriptions of the qualifications, education and experience of the investment professionals who would manage the Fund, and the Adviser’s estimated revenue and cost of providing services to the Fund.
The Independent Directors were separately represented by independent legal counsel with respect to their consideration of the approval of the Advisory Agreement for the Fund. Prior to voting, the Independent Directors reviewed the Advisory Agreement with management and also met in a private session with their counsel at which time no representatives of management were present.
The Independent Directors were assisted throughout the contract review process by their independent legal counsel. The Independent Directors relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement and the weight to be given to each such factor. The Board, including the Independent Directors, did not identify any single factor as controlling, and each Director may have attributed different weight to various factors.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Board, including the Independent Directors, concluded that the approval of the Advisory Agreement of the Fund, including the proposed fee payable under the Advisory Agreement, is in the best interests of the Fund’s shareholders. Accordingly, the Board, including a majority of the Independent Directors, voted to approve the Advisory Agreement of the Fund.
Nature, Extent and Quality of Services
In considering the nature, extent and quality of the services to be provided by the Adviser under the Advisory Agreement, the Board reviewed information provided by the Adviser relating to its operations and personnel, including, among other information, biographical information on the Adviser’s investment personnel and descriptions of its organizational and management structure. The Board also took into account similar information provided periodically throughout the previous year by the Adviser as well as the Board’s familiarity with management through Board meetings, discussions and other reports. The Board considered the Adviser’s management style and its performance in employing its investment strategies as well as its current level of staffing and overall resources. The Board also noted that it reviewed on a quarterly basis information regarding the Adviser’s compliance with applicable policies and procedures, including those related to personal investing. The Board took into account, among other items, periodic reports received from the Adviser over the past year concerning the Adviser’s ongoing review and enhancement of certain processes, policies and procedures of the Calvert Funds and the Adviser. The Board concluded that it was satisfied with the nature, extent and quality of services to be provided to the Fund by the Adviser under the Advisory Agreement.
Fund Performance
In considering investment performance, the Board noted the Fund’s proposed investment objective and investment strategies as well as the investment process to be used by the Adviser in managing the Fund. The Board also took into consideration certain information concerning the emerging market index that would be used by the Adviser to define the Fund’s investment universe. Based upon its review, the Board concluded that the Adviser is qualified to manage the Fund’s assets in accordance with the Fund’s proposed investment objective and strategies and that the Adviser’s proposed investment strategies are appropriate for pursing the Fund’s proposed investment objective.
Management Fees and Expenses
In considering the Fund’s proposed fees and expenses, the Board considered certain comparative fee and expense data provided by the Adviser. The data indicated that the Fund’s proposed advisory and administrative fees (after taking into account waivers and reimbursements) (referred to collectively, as “management fees”) and its estimated total expenses (net of waivers and reimbursements) were below the average and median management fees and total expenses, respectively, of the funds in its Morningstar category. The Board also took into account that the Adviser had contractually agreed to limit the Fund’s annual operating expenses through January 31, 2021. Based upon its review, the Board concluded that the proposed management fees were reasonable in view of the nature, extent and quality of services to be provided by the Adviser.
27

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Board of Directors' Contract Approval — continued

Profitability and Other “Fall-Out” Benefits
The Board reviewed the Adviser’s estimated profitability in regard to the Fund at various asset levels. In reviewing the estimated profitability of the Fund to the Adviser, the Board also considered the fact that the Adviser and its affiliates would provide sub-transfer agency support, administrative and distribution services to the Fund for which they would receive compensation. The Board also considered that CRM would likely derive benefits to its reputation and other indirect benefits from its relationship with the Fund. Based, upon their review, the Board concluded that CRM’s estimated profitability from its relationship with the Fund was reasonable.
Economies of Scale
The Board considered the Fund’s potential growth on its performance and expenses. The Board concluded that adding breakpoints to the proposed advisory fee at specified asset levels would not be appropriate at this time. The Board noted that if the Fund’s assets increased over time, the Fund might realize other economies of scale if assets increased proportionally more than certain other expenses.
28

Calvert
Emerging Markets Advancement Fund
March 31, 2020
Officers and Directors

Officers
Hope L. Brown Chief Compliance Officer
Maureen A. Gemma Vice President, Secretary and Chief Legal Officer
James F. Kirchner Treasurer
Directors
Alice Gresham Bullock Chairperson
Richard L. Baird, Jr.
Cari M. Dominguez
John G. Guffey, Jr.
Miles D. Harper, III
Joy V. Jones
John H. Streur*
Anthony A. Williams
*Interested Director and President
29

Calvert Funds
IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted a privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.
•	At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.
•	On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers, including auditors, accountants, and legal counsel. Eaton Vance may additionally share your personal information with our affiliates.
•	We believe our Privacy Program is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to that information.
•	We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.
Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Limited, Eaton Vance Global Advisors Limited, Eaton Vance Management's Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This Privacy Notice supersedes all previously issued privacy disclosures. For more information about our Privacy Program or about how your personal information may be used, please call 1-800-368-2745.
Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1-800-368-2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.
Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC for the first and third quarters of each fiscal year. The Form N-PORT will be available on the Calvert funds’ website at www.calvert.com, by calling Calvert funds at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www.sec.gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.
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Investment Adviser and Administrator
Calvert Research and Management
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
DST Asset Manager Solutions, Inc.
2000 Crown Colony Drive
Quincy, MA 02169
Fund Offices
1825 Connecticut Avenue NW, Suite 400
Washington, DC 20009
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

Printed on recycled paper.
35354     3.31.20

Item 2.	Code of Ethics.

Not required in this filing.

Item 3.	Audit Committee Financial Expert.

Not required in this filing.

Item 4.	Principal Accountant Fees and Services.

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Please see schedule of investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes.

Item 11.	Controls and Procedures.

(a)    The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 Act, as amended (the “1940 Act”) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (“Exchange Act”), as of a date within 90 days of the filing date of this report.

(b)    There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits.

(a)(1)	Registrant’s Code of Ethics- Not applicable (please see Item 2)

(a)(2)(i)	President’s Section 302 certification.

(a)(2)(ii)	Treasurer’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calvert World Values Fund, Inc.

By:	/s/ John H. Streur
John H. Streur
President

Date: May 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John H. Streur
John H. Streur
President

Date:	May 26, 2020

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	May 26, 2020